SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.7%

Communication Services — 7.5%
Activision Blizzard Inc	8,354	$715
Alphabet Inc, Cl A *	75,260	7,807
Alphabet Inc, Cl C *	69,700	7,249
AMC Entertainment Holdings Inc, Cl A *	6,903	35
AT&T Inc	119,675	2,304
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	55
Cardlytics Inc *	761	3
Cars.com Inc *	4,178	81
Charter Communications Inc, Cl A *	1,268	453
Cinemark Holdings Inc *	4,289	63
Cogent Communications Holdings Inc	148	9
Comcast Corp, Cl A	52,817	2,002
Cumulus Media Inc, Cl A *	7,164	26
EchoStar Corp, Cl A *	1,124	21
Electronic Arts Inc	5,989	721
Eventbrite Inc, Cl A *	2,537	22
EverQuote Inc, Cl A *	1,468	20
EW Scripps Co/The, Cl A *	3,299	31
Fox Corp, Cl A	1,372	47
Fox Corp, Cl B	1,428	45
fuboTV Inc *	3,908	5
IAC Inc *	376	19
IMAX Corp *	2,244	43
Interpublic Group of Cos Inc/The	8,487	316
Iridium Communications Inc	366	23
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband Corp, Cl A *	81	7
Liberty Broadband Corp, Cl C *	343	28
Liberty Media Corp-Liberty Braves *	3,670	125
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	7
Live Nation Entertainment Inc *	181	13
Lumen Technologies Inc	872	2
Madison Square Garden Entertainment Corp *	697	41
Madison Square Garden Sports Corp	39	8
Magnite Inc *	2,551	24
Match Group Inc *	1,841	71
Meta Platforms Inc, Cl A *	26,860	5,693
Netflix Inc *	5,216	1,802
New York Times Co/The, Cl A	439	17
News Corp, Cl A	829	14
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	8,814	831
Paramount Global, Cl B	7,304	163
Pinterest Inc, Cl A *	3,339	91
ROBLOX Corp, Cl A *	6,473	291
Roku Inc, Cl A *	818	54
Scholastic Corp	1,266	43
Shenandoah Telecommunications Co	222	4

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Shutterstock Inc	205	$15
Sirius XM Holdings Inc	7,153	28
Spotify Technology SA *	1,265	169
Take-Two Interactive Software Inc *	1,416	169
TechTarget Inc *	1,986	72
TEGNA Inc	3,052	52
T-Mobile US Inc *	6,126	887
Trade Desk Inc/The, Cl A *	8,290	505
TripAdvisor Inc *	1,712	34
Verizon Communications Inc	57,853	2,250
Vimeo Inc *	610	2
Walt Disney Co/The *	21,958	2,199
Warner Bros Discovery Inc *	29,305	442
World Wrestling Entertainment Inc, Cl A	780	71
Yelp Inc, Cl A *	1,355	42
Ziff Davis Inc *	2,547	199

		38,606
Consumer Discretionary — 10.4%
1-800-Flowers.com Inc, Cl A *	3,668	42
2U Inc *	871	6
Abercrombie & Fitch Co, Cl A *	788	22
Acushnet Holdings Corp	987	50
Adient PLC *	732	30
ADT Inc	4,942	36
Adtalem Global Education Inc *	5,431	210
Advance Auto Parts Inc	317	39
Airbnb Inc, Cl A *	3,103	386
Amazon.com Inc *	110,528	11,417
American Eagle Outfitters Inc	3,416	46
American Public Education Inc *	1,831	10
AMMO Inc *	41,896	83
Aptiv PLC *	3,490	392
Aramark	260	9
Asbury Automotive Group Inc *	70	15
AutoNation Inc *	970	130
AutoZone Inc *	235	578
Bath & Body Works Inc	638	23
Bed Bath & Beyond Inc *	517	—
Best Buy Co Inc	7,091	555
Big Lots Inc	1,758	19
Bloomin' Brands Inc	2,259	58
Booking Holdings Inc *	563	1,493
Boot Barn Holdings Inc *	199	15
BorgWarner Inc	321	16
Bright Horizons Family Solutions Inc *	76	6
Brinker International Inc *	1,180	45
Brunswick Corp/DE	839	69
Buckle Inc/The	1,885	67
Burlington Stores Inc *	482	97
Capri Holdings Ltd *	1,319	62
CarMax Inc *	1,086	70

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carnival Corp *	15,800	$160
Carter's Inc	471	34
Carvana Co, Cl A *	5,499	54
Cavco Industries Inc *	60	19
Cheesecake Factory Inc/The	1,236	43
Chegg Inc *	176	3
Chico's FAS Inc *	7,300	40
Children's Place Inc/The *	812	33
Chipotle Mexican Grill Inc, Cl A *	232	396
Choice Hotels International Inc	113	13
Columbia Sportswear Co	891	80
Cracker Barrel Old Country Store Inc	323	37
Dana Inc	2,660	40
Darden Restaurants Inc	705	109
Dave & Buster's Entertainment Inc *	1,283	47
Deckers Outdoor Corp *	1,186	533
Denny's Corp *	2,500	28
Designer Brands Inc, Cl A	3,316	29
Dick's Sporting Goods Inc	1,054	150
Dillard's Inc, Cl A	303	93
Domino's Pizza Inc	33	11
DoorDash Inc, Cl A *	523	33
Dorman Products Inc *	128	11
DR Horton Inc	1,973	193
eBay Inc	20,542	911
Etsy Inc *	1,162	129
Expedia Group Inc *	389	38
Fisker Inc *	2,626	16
Five Below Inc *	410	84
Floor & Decor Holdings Inc, Cl A *	232	23
Foot Locker Inc	1,308	52
Ford Motor Co	14,150	178
Fox Factory Holding Corp *	749	91
Frontdoor Inc *	251	7
GameStop Corp, Cl A *	2,040	47
Gap Inc/The	11,382	114
Garmin Ltd	418	42
General Motors Co	6,587	242
Gentex Corp	440	12
Gentherm Inc *	184	11
Genuine Parts Co	67	11
Goodyear Tire & Rubber Co/The *	989	11
Graham Holdings Co, Cl B	78	46
Grand Canyon Education Inc *	121	14
Group 1 Automotive Inc	86	19
GrowGeneration Corp *	2,599	9
H&R Block Inc	3,157	111
Hanesbrands Inc	13,319	70
Harley-Davidson Inc	306	12
Hasbro Inc	2,632	141
Helen of Troy Ltd *	57	5
Hilton Grand Vacations Inc *	3,016	134

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hilton Worldwide Holdings Inc	11,185	$1,576
Home Depot Inc/The	13,012	3,840
Hyatt Hotels Corp, Cl A *	135	15
Installed Building Products Inc	125	14
iRobot Corp *	1,013	44
Jack in the Box Inc	658	58
Johnson Outdoors Inc, Cl A	659	42
KB Home	4,733	190
Kohl's Corp	1,859	44
Kontoor Brands Inc	1,282	62
La-Z-Boy Inc, Cl Z	1,597	46
LCI Industries	483	53
Lear Corp	6,486	905
Leggett & Platt Inc	222	7
Lennar Corp, Cl A	596	63
Lennar Corp, Cl B	171	15
LGI Homes Inc *	127	14
LKQ Corp	317	18
Lowe's Cos Inc	12,159	2,431
Lululemon Athletica Inc *	1,171	426
M/I Homes Inc *	198	13
Macy's Inc	4,042	71
Malibu Boats Inc, Cl A *	202	11
Marriott International Inc/MD, Cl A	3,599	598
Marriott Vacations Worldwide Corp	394	53
Mattel Inc *	8,898	164
McDonald's Corp	11,361	3,177
Meritage Homes Corp	794	93
Mohawk Industries Inc *	127	13
Monro Inc	626	31
Murphy USA Inc	422	109
National Vision Holdings Inc *	447	8
Newell Brands Inc	605	8
NIKE Inc, Cl B	17,693	2,170
Nordstrom Inc	3,866	63
Norwegian Cruise Line Holdings Ltd *	14,956	201
NVR Inc *	13	72
ODP Corp/The *	283	13
Ollie's Bargain Outlet Holdings Inc *	212	12
O'Reilly Automotive Inc *	677	575
Oxford Industries Inc	665	70
Papa John's International Inc	151	11
Peloton Interactive Inc, Cl A *	2,845	32
Penske Automotive Group Inc	957	136
PetMed Express Inc	366	6
Planet Fitness Inc, Cl A *	173	13
Polaris Inc	966	107
PulteGroup Inc	5,125	299
PVH Corp	108	10
Qurate Retail Inc *	1,412	1
Ralph Lauren Corp, Cl A	690	81
Revolve Group Inc, Cl A *	2,223	58

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RH *	224	$55
Rivian Automotive Inc, Cl A *	1,274	20
Ross Stores Inc	3,209	341
Royal Caribbean Cruises Ltd *	8,804	575
Sabre Corp *	506	2
Sally Beauty Holdings Inc *	2,794	44
SeaWorld Entertainment Inc *	251	15
Service Corp International/US	250	17
Shake Shack Inc, Cl A *	157	9
Signet Jewelers Ltd	2,402	187
Six Flags Entertainment Corp *	248	7
Sleep Number Corp *	1,033	31
Standard Motor Products Inc	943	35
Starbucks Corp	16,902	1,760
Steven Madden Ltd	1,178	42
Stitch Fix Inc, Cl A *	1,021	5
Strategic Education Inc	331	30
Stride Inc *	348	14
Tapestry Inc	2,803	121
Taylor Morrison Home Corp, Cl A *	12,743	488
Tempur Sealy International Inc	2,272	90
Tesla Inc *	32,614	6,766
Texas Roadhouse Inc, Cl A	889	96
Thor Industries Inc	106	8
TJX Cos Inc/The	14,736	1,155
Toll Brothers Inc	269	16
TopBuild Corp *	476	99
Topgolf Callaway Brands Corp *	2,383	52
Tractor Supply Co	2,377	559
Travel + Leisure Co	307	12
Tri Pointe Homes Inc *	3,236	82
Tupperware Brands Corp *	3,286	8
Udemy Inc *	3,378	30
Ulta Beauty Inc *	279	152
Under Armour Inc, Cl C *	556	5
Upbound Group Inc, Cl A	1,764	43
Urban Outfitters Inc *	417	12
Vail Resorts Inc	46	11
VF Corp	4,023	92
Victoria's Secret & Co *	212	7
Visteon Corp *	85	13
Wayfair Inc, Cl A *	320	11
Wendy's Co/The	11,419	249
Whirlpool Corp	638	84
Williams-Sonoma Inc	160	19
Wingstop Inc	582	107
Winnebago Industries Inc	191	11
Wolverine World Wide Inc	1,511	26
Workhorse Group Inc *	4,879	6
Wyndham Hotels & Resorts Inc *	189	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Yum! Brands Inc	8,356	$1,104

		53,743
Consumer Staples — 6.7%
Andersons Inc/The	338	14
Archer-Daniels-Midland Co	5,103	407
B&G Foods Inc	862	13
BellRing Brands Inc *	136	5
Beyond Meat Inc *	166	3
BJ's Wholesale Club Holdings Inc *	800	61
Bunge Ltd	1,596	152
Calavo Growers Inc	571	16
Campbell Soup Co	10,354	569
Casey's General Stores Inc	65	14
Celsius Holdings Inc *	430	40
Chefs' Warehouse Inc/The *	1,366	46
Church & Dwight Co Inc	1,025	91
Clorox Co/The	2,716	430
Coca-Cola Co/The	48,833	3,029
Colgate-Palmolive Co	13,653	1,026
Conagra Brands Inc	14,479	544
Costco Wholesale Corp	5,215	2,591
Coty Inc, Cl A *	1,026	12
Darling Ingredients Inc *	716	42
Dollar General Corp	2,608	549
Dollar Tree Inc *	1,320	189
Edgewell Personal Care Co	310	13
elf Beauty Inc *	1,902	157
Energizer Holdings Inc	231	8
Estee Lauder Cos Inc/The, Cl A	2,390	589
Flowers Foods Inc	555	15
Fresh Del Monte Produce Inc	1,442	43
General Mills Inc	13,887	1,187
Grocery Outlet Holding Corp *	263	7
Hain Celestial Group Inc/The *	461	8
Herbalife Nutrition Ltd *	1,088	18
Hershey Co/The	2,295	584
HF Foods Group Inc *	2,213	9
Hormel Foods Corp	4,797	191
Ingredion Inc	1,110	113
J M Smucker Co/The	6,494	1,022
Kellogg Co	6,713	450
Keurig Dr Pepper Inc	30,864	1,089
Kimberly-Clark Corp	6,484	870
Kraft Heinz Co/The	3,923	152
Kroger Co/The	17,094	844
Lamb Weston Holdings Inc	594	62
McCormick & Co Inc/MD	5,832	485
Medifast Inc	71	7
Mondelez International Inc, Cl A	17,402	1,213
Monster Beverage Corp *	5,132	277
National Beverage Corp *	344	18

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	24,307	$4,431
Performance Food Group Co *	1,023	62
Pilgrim's Pride Corp *	355	8
Post Holdings Inc *	108	10
PriceSmart Inc	179	13
Procter & Gamble Co/The	29,205	4,342
SpartanNash Co	1,252	31
Spectrum Brands Holdings Inc	183	12
Sprouts Farmers Market Inc *	623	22
Sysco Corp	17,657	1,364
Target Corp	6,577	1,089
TreeHouse Foods Inc *	237	12
Tyson Foods Inc, Cl A	1,410	84
US Foods Holding Corp *	2,211	82
Vita Coco Co Inc/The *	3,906	77
Walgreens Boots Alliance Inc	25,794	892
Walmart Inc	17,088	2,520

		34,325
Energy — 4.3%
Antero Midstream Corp	26,635	279
Antero Resources Corp *	6,426	148
APA Corp	3,852	139
Arch Resources Inc	755	99
Baker Hughes Co, Cl A	9,516	275
Borr Drilling Ltd *	11,900	90
Cactus Inc, Cl A	1,525	63
Callon Petroleum Co *	2,548	85
ChampionX Corp	383	10
Cheniere Energy Inc	6,249	985
Chesapeake Energy Corp	1,851	141
Civitas Resources Inc	2,018	138
Clean Energy Fuels Corp *	4,579	20
CNX Resources Corp *	1,745	28
ConocoPhillips	25,233	2,503
CONSOL Energy Inc	1,364	79
Coterra Energy Inc	22,434	551
CVR Energy Inc	1,596	52
Delek US Holdings Inc	2,494	57
Denbury Inc *	1,205	106
Devon Energy Corp	10,747	544
DHT Holdings Inc	11,889	129
Diamondback Energy Inc	4,378	592
Dril-Quip Inc *	1,072	31
DT Midstream Inc	405	20
EOG Resources Inc	12,533	1,437
EQT Corp	7,282	232
Equitrans Midstream Corp	2,185	13
Expro Group Holdings NV *	1,529	28
FLEX LNG Ltd	2,301	77
Gevo Inc *	26,517	41
Golar LNG Ltd *	3,888	84

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Green Plains Inc *	2,069	$64
Halliburton Co	9,891	313
Helix Energy Solutions Group Inc *	10,917	84
Helmerich & Payne Inc	4,134	148
Hess Corp	6,554	867
HF Sinclair Corp	5,184	251
International Seaways Inc	6,062	253
Kinder Morgan Inc	86,689	1,518
Kinetik Holdings Inc, Cl A	2,668	84
Kosmos Energy Ltd *	44,503	331
Magnolia Oil & Gas Corp, Cl A	1,806	40
Marathon Oil Corp	16,949	406
Murphy Oil Corp	449	17
Nabors Industries Ltd *	367	45
New Fortress Energy Inc, Cl A	2,307	68
NextDecade Corp *	10,122	50
Noble Corp PLC *	1,325	52
Nordic American Tankers Ltd	24,290	96
NOV Inc	482	9
Occidental Petroleum Corp	13,308	831
ONEOK Inc	9,782	622
Ovintiv Inc	4,569	165
Patterson-UTI Energy Inc	4,952	58
PBF Energy Inc, Cl A	3,788	164
PDC Energy Inc	2,236	143
Peabody Energy Corp *	4,576	117
Pioneer Natural Resources Co	5,512	1,126
Range Resources Corp	4,411	117
RPC Inc	1,226	9
Schlumberger NV	36,941	1,814
Scorpio Tankers Inc	3,895	219
SM Energy Co	5,146	145
Southwestern Energy Co *	21,739	109
Targa Resources Corp	11,252	821
Teekay Tankers Ltd, Cl A *	1,755	75
Texas Pacific Land Corp	140	238
Uranium Energy Corp *	15,244	44
Valaris Ltd *	739	48
Vitesse Energy Inc	272	5
Williams Cos Inc/The	49,246	1,470
World Fuel Services Corp	4,395	112

		22,224
Financials — 13.5%
Affiliated Managers Group Inc	910	130
Affirm Holdings Inc, Cl A *	2,309	26
Aflac Inc	4,907	317
AGNC Investment Corp ‡	2,838	29
Allstate Corp/The	3,458	383
Ally Financial Inc	1,575	40
Amalgamated Financial Corp	2,110	37
American Express Co	9,360	1,544

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Financial Group Inc/OH	89	$11
American International Group Inc	6,597	332
Ameriprise Financial Inc	1,250	383
Ameris Bancorp	1,129	41
AMERISAFE Inc	743	36
Annaly Capital Management Inc ‡	5,357	102
Aon PLC, Cl A	3,101	978
Apollo Commercial Real Estate Finance Inc ‡	2,686	25
Apollo Global Management Inc	2,091	132
Arch Capital Group Ltd *	2,404	163
Ares Management Corp, Cl A	632	53
Argo Group International Holdings Ltd	750	22
Arthur J Gallagher & Co	1,610	308
Artisan Partners Asset Management Inc, Cl A	1,589	51
Associated Banc-Corp	4,274	77
Assurant Inc	87	10
Assured Guaranty Ltd	994	50
Atlantic Union Bankshares Corp	1,302	46
Axis Capital Holdings Ltd	825	45
Axos Financial Inc *	310	11
Bank of America Corp	87,545	2,504
Bank of Hawaii Corp	1,051	55
Bank of Marin Bancorp	1,079	24
Bank of New York Mellon Corp/The	12,656	575
Bank of NT Butterfield & Son Ltd/The	1,324	36
Bank OZK	366	13
BankUnited Inc	346	8
Banner Corp	851	46
Berkshire Hathaway Inc, Cl B *	21,322	6,584
Berkshire Hills Bancorp Inc	1,501	38
BGC Partners Inc, Cl A	8,389	44
BlackRock Inc, Cl A	1,878	1,257
Blackstone Inc	6,935	609
Block Inc, Cl A *	4,127	283
BOK Financial Corp	568	48
Bread Financial Holdings Inc	1,335	40
Brighthouse Financial Inc *	268	12
Brown & Brown Inc	290	17
Cadence Bank	1,525	32
Capital One Financial Corp	3,914	376
Capitol Federal Financial Inc	3,529	24
Carlyle Group Inc/The	923	29
Cass Information Systems Inc	865	37
Cathay General Bancorp	1,291	45
Cboe Global Markets Inc	99	13
Central Pacific Financial Corp	1,651	30
Charles Schwab Corp/The	16,432	861
Chimera Investment Corp ‡	2,402	14
Chubb Ltd	6,169	1,198
Cincinnati Financial Corp	891	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Citigroup Inc	24,313	$1,140
Citizens Financial Group Inc	3,587	109
City Holding Co	607	55
CME Group Inc, Cl A	4,726	905
CNA Financial Corp	253	10
Cohen & Steers Inc	764	49
Coinbase Global Inc, Cl A *	850	57
Columbia Banking System Inc	1,640	35
Comerica Inc	1,232	53
Commerce Bancshares Inc/MO	1,722	100
Community Bank System Inc	710	37
ConnectOne Bancorp Inc	1,891	33
Credit Acceptance Corp *	177	77
Cullen/Frost Bankers Inc	850	90
Dime Community Bancshares Inc	1,467	33
Discover Financial Services	11,446	1,131
Eagle Bancorp Inc	1,035	35
East West Bancorp Inc	1,710	95
eHealth Inc *	512	5
Ellington Financial Inc ‡	2,748	34
Enterprise Financial Services Corp	1,063	47
Equitable Holdings Inc	432	11
Erie Indemnity Co, Cl A	433	100
Essent Group Ltd	970	39
Euronet Worldwide Inc *	74	8
Evercore Inc, Cl A	659	76
Everest Re Group Ltd	179	64
Eversource Energy	10,983	860
EVERTEC Inc	1,569	53
F&G Annuities & Life Inc	2,571	47
FactSet Research Systems Inc	306	127
FB Financial Corp	1,250	39
Federal Agricultural Mortgage Corp, Cl C	119	16
Federated Hermes Inc, Cl B	1,492	60
Fidelity National Financial Inc	1,063	37
Fidelity National Information Services Inc	7,874	428
Fifth Third Bancorp	4,599	123
First American Financial Corp	814	45
First BanCorp/Puerto Rico	821	9
First Busey Corp	1,790	36
First Citizens BancShares Inc/NC, Cl A	159	155
First Commonwealth Financial Corp	3,365	42
First Financial Bancorp	1,921	42
First Financial Bankshares Inc	1,378	44
First Hawaiian Inc	3,126	64
First Horizon Corp	22,027	392
First Interstate BancSystem Inc, Cl A	1,171	35
First Merchants Corp	1,182	39
First Republic Bank/CA	1,080	15
FirstCash Holdings Inc	612	58
Fiserv Inc *	5,664	640
FleetCor Technologies Inc *	277	58

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FNB Corp/PA	3,907	$45
Franklin Resources Inc	6,856	185
Fulton Financial Corp	2,789	39
Genworth Financial Inc, Cl A *	10,439	52
German American Bancorp Inc	1,414	47
Global Payments Inc	2,965	312
Globe Life Inc	108	12
Goldman Sachs Group Inc/The	3,960	1,295
Goosehead Insurance Inc, Cl A *	215	11
Hancock Whitney Corp	1,142	42
Hannon Armstrong Sustainable Infrastructure Capital Inc	9,246	264
Hanover Insurance Group Inc/The	124	16
HarborOne Bancorp Inc	861	11
Hartford Financial Services Group Inc/The	1,006	70
Heartland Financial USA Inc	1,003	38
Heritage Financial Corp/WA	1,744	37
Home BancShares Inc/AR	2,523	55
HomeStreet Inc	309	6
Hope Bancorp Inc	3,233	32
Horace Mann Educators Corp	1,125	38
Houlihan Lokey Inc, Cl A	192	17
Huntington Bancshares Inc/OH	9,540	107
Independent Bank Corp	580	38
Independent Bank Group Inc	846	39
Intercontinental Exchange Inc	5,170	539
Invesco Ltd	18,276	300
Invesco Mortgage Capital Inc ‡	323	4
Jack Henry & Associates Inc	636	96
James River Group Holdings Ltd	1,180	24
Janus Henderson Group PLC	1,207	32
Jefferies Financial Group Inc	2,313	73
JPMorgan Chase & Co	35,839	4,670
KeyCorp	12,904	162
Kinsale Capital Group Inc	73	22
KKR & Co Inc	3,222	169
Lakeland Bancorp Inc	2,890	45
Lazard Ltd, Cl A	2,316	77
Lemonade Inc *	1,665	24
LendingTree Inc *	175	5
Lincoln National Corp	3,621	81
Loews Corp	222	13
LPL Financial Holdings Inc	1,036	210
M&T Bank Corp	1,519	182
MarketAxess Holdings Inc	144	56
Marsh & McLennan Cos Inc	12,844	2,139
Mastercard Inc, Cl A	12,101	4,398
Mercury General Corp	233	7
MetLife Inc	6,576	381
MFA Financial Inc ‡	1,584	16
MGIC Investment Corp	3,455	46
Moelis & Co, Cl A	461	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Moody's Corp	4,810	$1,472
Morgan Stanley	15,681	1,377
Morningstar Inc	67	14
Mr Cooper Group Inc *	335	14
MSCI Inc, Cl A	635	355
Nasdaq Inc	7,134	390
NBT Bancorp Inc	1,213	41
Nelnet Inc, Cl A	145	13
New York Community Bancorp Inc	951	9
New York Mortgage Trust Inc ‡	1,944	19
NMI Holdings Inc, Cl A *	1,470	33
Northern Trust Corp	7,549	665
Northfield Bancorp Inc	2,868	34
OFG Bancorp	2,119	53
Old National Bancorp/IN	5,093	73
OneMain Holdings Inc, Cl A	258	10
Orchid Island Capital Inc, Cl A ‡	3,472	37
Pacific Premier Bancorp Inc	3,188	77
PacWest Bancorp	1,283	12
Palomar Holdings Inc, Cl A *	145	8
Pathward Financial Inc	266	11
PayPal Holdings Inc *	16,718	1,270
PennyMac Mortgage Investment Trust ‡	21,728	268
Pinnacle Financial Partners Inc	1,489	82
PNC Financial Services Group Inc/The	5,690	723
Popular Inc	1,507	87
PRA Group Inc *	1,320	51
Primerica Inc	323	56
Principal Financial Group Inc	662	49
Priority Technology Holdings Inc *	10,659	38
ProAssurance Corp	1,351	25
PROG Holdings Inc *	832	20
Progressive Corp/The	7,459	1,067
Prosperity Bancshares Inc	1,192	73
Provident Financial Services Inc	1,988	38
Prudential Financial Inc	15,519	1,284
Radian Group Inc	1,924	43
Raymond James Financial Inc	1,949	182
Redwood Trust Inc ‡	2,992	20
Regions Financial Corp	62,324	1,157
Reinsurance Group of America Inc, Cl A	578	77
RenaissanceRe Holdings Ltd	916	184
Renasant Corp	1,366	42
Repay Holdings Corp, Cl A *	7,436	49
Rithm Capital Corp ‡	1,403	11
RLI Corp	545	72
S&P Global Inc	7,141	2,462
S&T Bancorp Inc	1,247	39
Sandy Spring Bancorp Inc	1,350	35
Seacoast Banking Corp of Florida	1,616	38
ServisFirst Bancshares Inc	187	10
SLM Corp	8,316	103

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SouthState Corp	216	$15
Starwood Property Trust Inc ‡	2,000	35
State Street Corp	9,970	755
Stellar Bancorp Inc	1,869	46
Stifel Financial Corp	245	14
Synchrony Financial	4,720	137
Synovus Financial Corp	1,267	39
T Rowe Price Group Inc	2,711	306
Texas Capital Bancshares Inc *	822	40
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	18
Travelers Cos Inc/The	4,033	691
TriCo Bancshares	1,219	51
Triumph Financial Inc *	822	48
Truist Financial Corp	14,236	485
Trustmark Corp	1,410	35
Two Harbors Investment Corp ‡	1,597	23
UMB Financial Corp	715	41
Univest Financial Corp	1,820	43
Unum Group	1,638	65
Upstart Holdings Inc *	1,290	21
US Bancorp	12,299	443
Valley National Bancorp	4,269	39
Veritex Holdings Inc	348	6
Virtu Financial Inc, Cl A	3,026	57
Visa Inc, Cl A	21,213	4,783
W R Berkley Corp	247	15
Walker & Dunlop Inc	749	57
Washington Trust Bancorp Inc	924	32
Webster Financial Corp	2,008	79
Wells Fargo & Co	38,683	1,446
Westamerica BanCorp	731	32
Western Alliance Bancorp	1,801	64
Western Union Co/The	425	5
WEX Inc *	55	10
Willis Towers Watson PLC	907	211
Wintrust Financial Corp	708	52
Zions Bancorp NA	1,771	53

		69,494
Health Care — 13.6%
10X Genomics Inc, Cl A *	954	53
Abbott Laboratories	27,119	2,746
AbbVie Inc	25,124	4,004
Acadia Healthcare Co Inc *	220	16
Accolade Inc *	956	14
AdaptHealth Corp, Cl A *	2,632	33
Adaptive Biotechnologies Corp *	1,704	15
Addus HomeCare Corp *	495	53
Agilent Technologies Inc	7,874	1,089
Agios Pharmaceuticals Inc *	1,062	24
Akero Therapeutics Inc *	913	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alector Inc *	2,628	$16
Align Technology Inc *	691	231
Allogene Therapeutics Inc *	1,838	9
Alnylam Pharmaceuticals Inc *	1,202	241
Amedisys Inc *	56	4
American Well Corp, Cl A *	10,093	24
AmerisourceBergen Corp, Cl A	589	94
Amgen Inc	7,498	1,813
Amicus Therapeutics Inc *	5,193	58
AMN Healthcare Services Inc *	832	69
AnaptysBio Inc *	1,908	41
Anika Therapeutics Inc *	920	26
Apellis Pharmaceuticals Inc *	246	16
Apollo Medical Holdings Inc *	344	12
Arcturus Therapeutics Holdings Inc *	483	12
Arcus Biosciences Inc *	2,371	43
Arrowhead Pharmaceuticals Inc *	251	6
Arvinas Inc *	1,298	35
Atara Biotherapeutics Inc *	3,254	9
AtriCure Inc *	1,029	43
Atrion Corp	71	45
Avanos Medical Inc *	301	9
Avantor Inc *	1,656	35
Avidity Biosciences Inc *	2,388	37
Avista Public Acquisition Corp II, Cl W *	2,263	8
Axonics Inc *	351	19
Axsome Therapeutics Inc *	618	38
Azenta Inc *	207	9
Baxter International Inc	12,373	502
Becton Dickinson & Co	4,437	1,098
BioCryst Pharmaceuticals Inc *	1,030	9
Biogen Inc *	2,874	799
Biohaven Ltd *	45	1
BioLife Solutions Inc *	2,163	47
BioMarin Pharmaceutical Inc *	1,042	101
Bio-Rad Laboratories Inc, Cl A *	32	15
Bio-Techne Corp	212	16
Bluebird Bio Inc *	645	2
Boston Scientific Corp *	16,399	820
Bridgebio Pharma Inc *	241	4
Bristol-Myers Squibb Co	34,297	2,377
Brookdale Senior Living Inc *	7,397	22
Bruker Corp	233	18
Cara Therapeutics Inc *	2,942	14
Cardinal Health Inc	2,213	167
CareDx Inc *	6,310	58
Cassava Sciences Inc *	614	15
Castle Biosciences Inc *	730	17
Catalent Inc *	949	62
Catalyst Pharmaceuticals Inc *	11,416	189
Centene Corp *	4,805	304

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles River Laboratories International Inc *	77	$15
Chemed Corp	114	61
Cigna Group/The	7,185	1,836
Collegium Pharmaceutical Inc *	2,915	70
Cooper Cos Inc/The	236	88
Corcept Therapeutics Inc *	3,878	84
CorVel Corp *	125	24
Crinetics Pharmaceuticals Inc *	2,310	37
CryoPort Inc *	871	21
CVS Health Corp	19,003	1,412
Cytokinetics Inc *	7,134	251
Danaher Corp	7,586	1,912
DaVita Inc *	160	13
Deciphera Pharmaceuticals Inc *	716	11
Denali Therapeutics Inc *	2,631	61
DENTSPLY SIRONA Inc	3,113	122
Dexcom Inc *	3,388	394
Dynavax Technologies Corp *	4,355	43
Eagle Pharmaceuticals Inc/DE *	1,045	30
Editas Medicine Inc, Cl A *	1,596	12
Edwards Lifesciences Corp *	8,484	702
Elanco Animal Health Inc *	398	4
Elevance Health Inc	5,444	2,503
Eli Lilly & Co	11,234	3,858
Embecta Corp	887	25
Emergent BioSolutions Inc *	950	10
Enanta Pharmaceuticals Inc *	785	32
Encompass Health Corp	164	9
Enhabit Inc *	82	1
Enovis Corp *	485	26
Envista Holdings Corp *	317	13
Esperion Therapeutics Inc *	962	1
Exact Sciences Corp *	930	63
Exelixis Inc *	4,344	84
Fate Therapeutics Inc *	3,277	19
FibroGen Inc *	1,053	20
Fulgent Genetics Inc *	853	27
GE HealthCare Technologies Inc *	4,346	356
Gilead Sciences Inc	14,228	1,181
Glaukos Corp *	167	8
Globus Medical Inc, Cl A *	179	10
Gossamer Bio Inc *	3,279	4
Halozyme Therapeutics Inc *	2,641	101
HCA Healthcare Inc	2,314	610
Health Catalyst Inc *	1,594	19
HealthEquity Inc *	673	39
Henry Schein Inc *	2,612	213
Heron Therapeutics Inc *	1,977	3
Heska Corp *	69	7
Hologic Inc *	927	75
Horizon Therapeutics PLC *	1,437	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Humana Inc	1,261	$612
ICU Medical Inc *	62	10
Ideaya Biosciences Inc *	4,068	56
IDEXX Laboratories Inc *	707	354
IGM Biosciences Inc *	1,084	15
Illumina Inc *	3,200	744
ImmunityBio Inc *	12,691	23
Inari Medical Inc *	419	26
Incyte Corp *	1,063	77
Innoviva Inc *	3,557	40
Inogen Inc *	706	9
Inovio Pharmaceuticals Inc *	2,095	2
Insmed Inc *	2,129	36
Inspire Medical Systems Inc *	110	26
Insulet Corp *	65	21
Integer Holdings Corp *	625	48
Integra LifeSciences Holdings Corp *	188	11
Intellia Therapeutics Inc *	1,231	46
Intercept Pharmaceuticals Inc *	417	6
Intra-Cellular Therapies Inc *	3,894	211
Intuitive Surgical Inc *	4,209	1,075
Invitae Corp *	54,164	73
Ionis Pharmaceuticals Inc *	782	28
Iovance Biotherapeutics Inc *	8,304	51
IQVIA Holdings Inc *	968	192
iRhythm Technologies Inc *	210	26
Ironwood Pharmaceuticals Inc, Cl A *	3,844	40
IVERIC bio Inc *	2,336	57
Johnson & Johnson	32,711	5,070
Karuna Therapeutics Inc *	118	21
Karyopharm Therapeutics Inc *	2,929	11
Kezar Life Sciences Inc *	10,142	32
Kiniksa Pharmaceuticals Ltd, Cl A *	801	9
Kodiak Sciences Inc *	1,218	7
Krystal Biotech Inc *	823	66
Kura Oncology Inc *	3,438	42
Laboratory Corp of America Holdings	515	118
Lantheus Holdings Inc *	2,408	199
Ligand Pharmaceuticals Inc *	462	34
LivaNova PLC *	657	29
MacroGenics Inc *	1,782	13
Madrigal Pharmaceuticals Inc *	531	129
McKesson Corp	1,233	439
MeiraGTx Holdings plc *	4,240	22
Merck & Co Inc	36,681	3,903
Mersana Therapeutics Inc *	13,514	55
Mettler-Toledo International Inc *	771	1,180
Mirati Therapeutics Inc *	429	16
Moderna Inc *	4,368	671
Myriad Genetics Inc *	1,860	43
Natera Inc *	229	13
National Research Corp	779	34

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nektar Therapeutics, Cl A *	2,328	$2
Neogen Corp *	300	6
Neurocrine Biosciences Inc *	1,089	110
Nevro Corp *	83	3
NextGen Healthcare Inc *	3,392	59
Novavax Inc *	816	6
Novocure Ltd *	905	54
OmniAb *	350	—
Omnicell Inc *	466	27
Option Care Health Inc *	648	21
OraSure Technologies Inc *	6,042	37
Organon & Co	649	15
Pediatrix Medical Group Inc *	417	6
Pennant Group Inc/The *	1,609	23
Penumbra Inc *	72	20
PerkinElmer Inc	120	16
Pfizer Inc	73,662	3,006
Phreesia Inc *	361	12
Premier Inc, Cl A	2,266	73
Prometheus Biosciences Inc *	454	49
Protagonist Therapeutics Inc *	1,083	25
PTC Therapeutics Inc *	1,021	49
QIAGEN NV *	2,338	107
Quest Diagnostics Inc	865	122
Reata Pharmaceuticals Inc, Cl A *	537	49
Regeneron Pharmaceuticals Inc *	1,105	908
Repligen Corp *	553	93
ResMed Inc	2,930	642
Revance Therapeutics Inc *	3,056	98
Rocket Pharmaceuticals Inc *	932	16
Sage Therapeutics Inc *	516	22
Sangamo Therapeutics Inc *	1,002	2
Sarepta Therapeutics Inc *	87	12
Seagen Inc *	750	152
Shockwave Medical Inc *	452	98
Simulations Plus Inc	1,477	65
STAAR Surgical Co *	2,233	143
Stryker Corp	3,476	992
Supernus Pharmaceuticals Inc *	2,174	79
Surmodics Inc *	1,169	27
Tactile Systems Technology Inc *	728	12
Tandem Diabetes Care Inc *	144	6
Teladoc Health Inc *	2,033	53
Teleflex Inc	742	188
Tenon Medical Inc *	21,009	37
TG Therapeutics Inc *	1,128	17
Theravance Biopharma Inc *	2,200	24
Thermo Fisher Scientific Inc	4,827	2,782
Travere Therapeutics Inc *	3,434	77
Twist Bioscience Corp *	606	9
Ultragenyx Pharmaceutical Inc *	1,143	46
United Therapeutics Corp *	559	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UnitedHealth Group Inc	11,675	$5,517
Universal Health Services Inc, Cl B	80	10
US Physical Therapy Inc	428	42
Utah Medical Products Inc	515	49
Varex Imaging Corp *	1,631	30
Vaxcyte Inc *	1,042	39
Veeva Systems Inc, Cl A *	1,157	213
Veradigm Inc *	3,611	47
Vericel Corp *	1,218	36
Vertex Pharmaceuticals Inc *	3,305	1,041
Viatris Inc, Cl W	1,277	12
Waters Corp *	395	122
West Pharmaceutical Services Inc	1,875	650
Xencor Inc *	1,686	47
Y-mAbs Therapeutics Inc *	3,117	16
Zentalis Pharmaceuticals Inc *	497	8
Zimmer Biomet Holdings Inc	3,501	452
Zimvie Inc *	350	2
Zoetis Inc, Cl A	6,022	1,002

		70,446
Industrials — 8.7%
3M Co	10,841	1,139
A O Smith Corp	1,708	118
AAON Inc	192	19
ABM Industries Inc	1,349	61
ACCO Brands Corp	5,214	28
Acuity Brands Inc	84	15
AerSale Corp *	12,013	207
AGCO Corp	149	20
Air Lease Corp, Cl A	1,053	41
Alamo Group Inc	86	16
Alaska Air Group Inc *	9,238	388
Albany International Corp, Cl A	652	58
Allegion PLC	855	91
Allison Transmission Holdings Inc	1,870	85
American Airlines Group Inc *	405	6
American Woodmark Corp *	461	24
AMETEK Inc	1,369	199
Apogee Enterprises Inc	1,229	53
Applied Industrial Technologies Inc	745	106
ArcBest Corp	336	31
Archer Aviation Inc, Cl A *	26,738	76
Arcosa Inc	1,128	71
Argan Inc	1,315	53
Armstrong World Industries Inc	161	11
ASGN Inc *	146	12
Astec Industries Inc	204	8
Astronics Corp *	3,653	49
Atkore Inc *	453	64
Automatic Data Processing Inc	9,709	2,162
Avis Budget Group Inc *	784	153

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axon Enterprise Inc *	2,777	$624
AZZ Inc	1,071	44
Barnes Group Inc	807	32
Blink Charging Co *	1,491	13
Bloom Energy Corp, Cl A *	4,597	92
Brady Corp, Cl A	10,884	585
Brink's Co/The	540	36
Broadridge Financial Solutions Inc	720	106
Cadre Holdings Inc	4,543	98
Carlisle Cos Inc	311	70
Carrier Global Corp	6,184	283
CBIZ Inc *	1,805	89
CH Robinson Worldwide Inc	148	15
Chart Industries Inc *	576	72
Cintas Corp	1,907	882
CIRCOR International Inc *	1,110	35
Clean Harbors Inc *	137	20
Comfort Systems USA Inc	988	144
Concentrix Corp	387	47
Construction Partners Inc, Cl A *	391	11
Copa Holdings SA, Cl A	469	43
Copart Inc *	2,568	193
CoStar Group Inc *	3,260	224
Crane NXT Co	135	15
CSG Systems International Inc	965	52
CSW Industrials Inc	116	16
CSX Corp	29,082	871
Cummins Inc	3,179	759
Deere & Co	4,735	1,955
Delta Air Lines Inc *	35,179	1,228
Deluxe Corp	981	16
Donaldson Co Inc	202	13
Dover Corp	383	58
Dycom Industries Inc *	1,064	100
Eaton Corp PLC	12,068	2,068
EMCOR Group Inc	565	92
Emerson Electric Co	6,592	574
Enerpac Tool Group Corp, Cl A	2,369	60
EnerSys	664	58
Enovix Corp *	4,020	60
EnPro Industries Inc	738	77
Equifax Inc	64	13
Esab Corp	485	29
ESCO Technologies Inc	568	54
ESS Tech Inc *	12,723	18
ExlService Holdings Inc *	136	22
Expeditors International of Washington Inc	1,163	128
Exponent Inc	135	13
Fastenal Co	242	13
Federal Signal Corp	1,560	85
FedEx Corp	2,712	620
Flowserve Corp	239	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Forrester Research Inc *	1,169	$38
Fortune Brands Innovations Inc	174	10
Forward Air Corp	144	16
Franklin Electric Co Inc	180	17
FTC Solar Inc *	10,081	23
FTI Consulting Inc *	443	87
FuelCell Energy Inc *	8,509	24
Generac Holdings Inc *	203	22
General Electric Co	13,038	1,246
Genpact Ltd	6,870	318
Gibraltar Industries Inc *	164	8
Graco Inc	223	16
GrafTech International Ltd	954	5
Granite Construction Inc	1,780	73
Great Lakes Dredge & Dock Corp *	4,289	23
Greenbrier Cos Inc/The	1,583	51
GXO Logistics Inc *	1,041	53
Healthcare Services Group Inc	422	6
HEICO Corp	4,351	744
HEICO Corp, Cl A	3,243	441
Helios Technologies Inc	1,091	71
Herc Holdings Inc	1,012	115
Hexcel Corp	17,797	1,215
Hillenbrand Inc	300	14
HireRight Holdings Corp *	4,409	47
HNI Corp	1,268	35
Howmet Aerospace Inc	7,379	313
Hubbell Inc, Cl B	78	19
Hyliion Holdings Corp *	4,149	8
ICF International Inc	545	60
IDEX Corp	68	16
Illinois Tool Works Inc	8,760	2,133
Ingersoll Rand Inc	355	21
Insperity Inc	592	72
Interface Inc, Cl A	20,500	166
ITT Inc	1,404	121
JB Hunt Transport Services Inc	437	77
JetBlue Airways Corp *	837	6
John Bean Technologies Corp	439	48
Kadant Inc	65	14
Kaman Corp	36,136	826
KAR Auction Services Inc *	2,303	31
Kelly Services Inc, Cl A	2,214	37
Kennametal Inc	1,343	37
Kforce Inc	444	28
Kimball International Inc, Cl B	4,936	61
Kirby Corp *	1,032	72
Knight-Swift Transportation Holdings Inc, Cl A	1,357	77
Korn Ferry	1,193	62
Landstar System Inc	83	15
Lennox International Inc	44	11

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Li-Cycle Holdings Corp *	8,390	$47
Lincoln Electric Holdings Inc	1,027	174
Lindsay Corp	91	14
Liquidity Services Inc *	2,249	30
Lyft Inc, Cl A *	7,511	70
ManpowerGroup Inc	3,586	296
Marten Transport Ltd	592	12
Masco Corp	245	12
Masterbrand Inc *	174	1
Matson Inc	1,273	76
Maximus Inc	682	54
McGrath RentCorp	666	62
MDU Resources Group Inc	386	12
Middleby Corp/The *	103	15
MillerKnoll Inc	2,900	59
MRC Global Inc *	3,597	35
MSC Industrial Direct Co Inc, Cl A	1,115	94
Nikola Corp *	23,149	28
Nordson Corp	600	133
Norfolk Southern Corp	2,628	557
NOW Inc *	4,359	49
NV5 Global Inc *	202	21
Old Dominion Freight Line Inc	42	14
Omega Flex Inc	70	8
Oshkosh Corp	2,762	230
Otis Worldwide Corp	2,457	207
Owens Corning	4,958	475
PACCAR Inc	2,950	216
Park Aerospace Corp	13,994	188
Parker-Hannifin Corp	1,231	414
Paychex Inc	2,612	299
Pentair PLC	245	14
Pitney Bowes Inc	11,792	46
Planet Labs PBC *	11,494	45
Plug Power Inc *	4,368	51
Proto Labs Inc *	91	3
Quanta Services Inc	2,291	382
RBC Bearings Inc *	64	15
Redwire Corp *	40,312	122
Regal Rexnord Corp	1,068	150
Republic Services Inc, Cl A	969	131
Resideo Technologies Inc *	448	8
Ritchie Bros Auctioneers Inc	133	7
Robert Half International Inc	806	65
Rocket Lab USA Inc *	16,898	68
Rockwell Automation Inc	1,620	475
Rollins Inc	3,532	133
RXO Inc *	1,041	20
Ryder System Inc	1,425	127
Saia Inc *	96	26
Schneider National Inc, Cl B	521	14
Shoals Technologies Group Inc, Cl A *	2,723	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Shyft Group Inc/The	429	$10
Simpson Manufacturing Co Inc	643	70
SiteOne Landscape Supply Inc *	361	49
Snap-on Inc	318	78
Southwest Airlines Co	322	10
SP Plus Corp *	1,169	40
Spirit AeroSystems Holdings Inc, Cl A	22,727	785
Spirit Airlines Inc	1,221	21
SPX Technologies Inc *	999	71
Stanley Black & Decker Inc	1,349	109
Steelcase Inc, Cl A	2,620	22
Stem Inc *	5,869	33
Stericycle Inc *	179	8
Sunrun Inc *	1,979	40
Tennant Co	639	44
Terex Corp	341	16
Tetra Tech Inc	564	83
Timken Co/The	204	17
Toro Co/The	1,175	131
TPI Composites Inc *	472	6
TransUnion	135	8
Trex Co Inc *	1,134	55
Trinity Industries Inc	511	12
Triton International Ltd	827	52
Triumph Group Inc *	1,853	21
TrueBlue Inc *	9,445	168
TTEC Holdings Inc	202	8
Uber Technologies Inc *	20,882	662
UFP Industries Inc	196	16
U-Haul Holding Co	28	2
U-Haul Holding Co, Cl B	252	13
UniFirst Corp/MA	235	41
Union Pacific Corp	7,120	1,433
United Airlines Holdings Inc *	289	13
United Parcel Service Inc, Cl B	8,569	1,662
United Rentals Inc	1,692	670
Univar Solutions Inc *	476	17
Upwork Inc *	3,753	42
Valmont Industries Inc	76	24
Verisk Analytics Inc, Cl A	1,729	332
Virgin Galactic Holdings Inc *	100,234	406
Wabash National Corp	3,217	79
Waste Management Inc	6,467	1,055
Watsco Inc	52	17
Watts Water Technologies Inc, Cl A	507	85
WESCO International Inc	3,661	566
Westinghouse Air Brake Technologies Corp	465	47
WillScot Mobile Mini Holdings Corp, Cl A *	590	28
Woodward Inc	139	14
WW Grainger Inc	2,209	1,522
XPO Inc *	1,041	33
Xylem Inc/NY	12,011	1,258

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zurn Elkay Water Solutions Corp	1,629	$35

		45,151
Information Technology — 25.1%
8x8 Inc *	2,725	11
Accenture PLC, Cl A	11,297	3,229
ACI Worldwide Inc *	1,373	37
Adeia Inc	2,351	21
Adobe Inc *	8,356	3,220
ADTRAN Holdings Inc	979	16
Advanced Energy Industries Inc	725	71
Advanced Micro Devices Inc *	18,853	1,848
Agilysys Inc *	323	27
Akamai Technologies Inc *	7,949	622
Akoustis Technologies Inc *	2,669	8
Alarm.com Holdings Inc *	1,192	60
Altair Engineering Inc, Cl A *	269	19
Alteryx Inc, Cl A *	635	37
Ambarella Inc *	160	12
Amdocs Ltd	3,632	349
Amkor Technology Inc	3,864	101
Amphenol Corp, Cl A	4,648	380
Analog Devices Inc	5,627	1,110
ANSYS Inc *	683	227
Appian Corp, Cl A *	1,246	55
Apple Inc	196,636	32,425
Applied Materials Inc	13,913	1,709
Arista Networks Inc *	3,072	516
Arlo Technologies Inc *	7,542	46
Arrow Electronics Inc *	1,639	205
Asana Inc, Cl A *	3,091	65
Aspen Technology Inc *	173	40
Atlassian Corp Ltd, Cl A *	1,043	179
Autodesk Inc *	3,559	741
Avnet Inc	325	15
Axcelis Technologies Inc *	1,474	196
Badger Meter Inc	775	94
Belden Inc	155	13
Benchmark Electronics Inc	1,447	34
Bentley Systems Inc, Cl B	1,422	61
BigCommerce Holdings Inc *	3,803	34
BILL Holdings Inc *	1,644	133
Black Knight Inc *	1,569	90
Blackbaud Inc *	629	44
Blackline Inc *	185	12
Box Inc, Cl A *	539	14
Broadcom Inc	4,787	3,071
Cadence Design Systems Inc *	2,312	486
CDW Corp/DE	806	157
Cerence Inc *	493	14
Ceridian HCM Holding Inc *	792	58
Ciena Corp *	1,223	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cirrus Logic Inc *	640	$70
Cisco Systems Inc	75,656	3,955
Cloudflare Inc, Cl A *	1,522	94
Cognex Corp	203	10
Cognizant Technology Solutions Corp, Cl A	8,315	507
Coherent Corp *	265	10
CommScope Holding Co Inc *	7,086	45
CommVault Systems Inc *	219	12
Consensus Cloud Solutions Inc *	180	6
Corning Inc	6,104	215
Crowdstrike Holdings Inc, Cl A *	2,166	297
CTS Corp	301	15
Datadog Inc, Cl A *	1,589	115
Dell Technologies Inc, Cl C	4,108	165
Digital Turbine Inc *	4,674	58
DocuSign Inc, Cl A *	1,618	94
Dolby Laboratories Inc, Cl A	731	62
Domo Inc, Cl B *	297	4
Dropbox Inc, Cl A *	2,914	63
Dynatrace Inc *	465	20
Ebix Inc	299	4
Elastic NV *	183	11
Enphase Energy Inc *	2,249	473
Envestnet Inc *	717	42
EPAM Systems Inc *	121	36
Everbridge Inc *	1,814	63
Extreme Networks Inc *	6,878	132
F5 Inc *	578	84
Fair Isaac Corp *	299	210
Fastly Inc, Cl A *	905	16
First Solar Inc *	3,538	770
Five9 Inc *	93	7
FormFactor Inc *	353	11
Fortinet Inc *	4,535	301
Gartner Inc *	326	106
Gen Digital Inc	4,737	81
Globant SA *	271	44
GoDaddy Inc, Cl A *	1,102	86
Guidewire Software Inc *	109	9
Hackett Group Inc/The	3,129	58
HubSpot Inc *	322	138
Infinera Corp *	6,579	51
Insight Enterprises Inc *	132	19
Intel Corp	51,878	1,695
InterDigital Inc	917	67
International Business Machines Corp	13,123	1,720
Intuit Inc	3,714	1,656
IPG Photonics Corp *	558	69
Itron Inc *	588	33
Jabil Inc	3,162	279
Juniper Networks Inc	7,826	269
Keysight Technologies Inc *	8,514	1,375

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kimball Electronics Inc *	2,142	$52
KLA Corp	1,904	760
Knowles Corp *	2,314	39
Kulicke & Soffa Industries Inc	764	40
Kyndryl Holdings Inc *	2,624	39
Lam Research Corp	2,584	1,370
Lattice Semiconductor Corp *	369	35
Littelfuse Inc	60	16
Lumentum Holdings Inc *	660	36
Manhattan Associates Inc *	1,278	198
Marathon Digital Holdings Inc *	3,468	30
Marvell Technology Inc	7,143	309
Matterport Inc *	11,962	33
Microchip Technology Inc	1,617	136
Micron Technology Inc	11,221	677
Microsoft Corp	99,587	28,711
MicroStrategy Inc, Cl A *	69	20
MicroVision Inc *	2,858	8
MKS Instruments Inc	103	9
MongoDB Inc, Cl A *	574	134
Monolithic Power Systems Inc	64	32
N-able Inc *	317	4
National Instruments Corp	2,353	123
NCR Corp *	334	8
NetApp Inc	2,936	188
NetScout Systems Inc *	2,073	59
New Relic Inc *	952	72
Novanta Inc *	98	16
Nutanix Inc, Cl A *	359	9
NVIDIA Corp	34,071	9,464
Okta Inc, Cl A *	812	70
ON Semiconductor Corp *	9,649	794
Oracle Corp	24,339	2,262
OSI Systems Inc *	497	51
PagerDuty Inc *	1,821	64
Palantir Technologies Inc, Cl A *	12,031	102
Palo Alto Networks Inc *	2,616	523
Paycom Software Inc *	194	59
Paylocity Holding Corp *	417	83
Pegasystems Inc	150	7
Perficient Inc *	181	13
Plexus Corp *	589	58
Power Integrations Inc	196	17
Procore Technologies Inc *	1,013	63
Progress Software Corp	1,206	69
PROS Holdings Inc *	818	22
PTC Inc *	677	87
Pure Storage Inc, Cl A *	685	18
Qorvo Inc *	100	10
QUALCOMM Inc	17,833	2,275
Qualys Inc *	591	77
Rambus Inc *	3,633	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rapid7 Inc *	393	$18
RingCentral Inc, Cl A *	699	21
Riot Platforms Inc *	3,379	34
Rogers Corp *	392	64
Roper Technologies Inc	687	303
Salesforce Inc *	16,945	3,385
Sanmina Corp *	189	12
ScanSource Inc *	1,292	39
Semtech Corp *	1,000	24
ServiceNow Inc *	2,243	1,042
Silicon Laboratories Inc *	437	77
Skyworks Solutions Inc	308	36
Smartsheet Inc, Cl A *	266	13
Snowflake Inc, Cl A *	3,330	514
SolarWinds Corp *	317	3
Splunk Inc *	1,357	130
Sprout Social Inc, Cl A *	832	51
SPS Commerce Inc *	152	23
Sumo Logic Inc *	5,230	63
Synaptics Inc *	142	16
Synopsys Inc *	1,235	477
TD SYNNEX Corp	387	38
Teledyne Technologies Inc *	657	294
Telos Corp *	6,297	16
Teradata Corp *	4,437	179
Teradyne Inc	4,784	514
Texas Instruments Inc	10,356	1,926
Trimble Inc *	2,035	107
TTM Technologies Inc *	3,386	46
Tucows Inc, Cl A *	170	3
Twilio Inc, Cl A *	2,168	144
Tyler Technologies Inc *	393	139
Ubiquiti Inc	48	13
UiPath Inc, Cl A *	4,174	73
Unisys Corp *	689	3
Unity Software Inc *	2,638	86
Universal Display Corp	2,553	396
Upland Software Inc *	255	1
Varonis Systems Inc, Cl B *	327	9
Verint Systems Inc *	947	35
VeriSign Inc *	802	170
ViaSat Inc *	693	23
Viavi Solutions Inc *	3,355	36
VMware Inc, Cl A *	3,153	394
Western Digital Corp *	2,423	91
Wix.com Ltd *	342	34
Wolfspeed Inc *	248	16
Workday Inc, Cl A *	2,079	429
Workiva Inc, Cl A *	1,224	125
Xerox Holdings Corp	4,697	72
Xperi Inc *	940	10
Zebra Technologies Corp, Cl A *	438	139

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoom Video Communications Inc, Cl A *	2,001	$148
Zscaler Inc *	786	92
Zuora Inc, Cl A *	3,498	35

		129,426
Materials — 2.6%
AdvanSix Inc	1,143	44
Air Products and Chemicals Inc	4,688	1,346
Albemarle Corp	752	166
Alcoa Corp	5,657	241
Amcor PLC	4,821	55
AptarGroup Inc	1,944	230
Arconic Corp *	1,844	48
Ashland Inc	152	16
ATI Inc *	2,362	93
Avery Dennison Corp	88	16
Avient Corp	1,216	50
Axalta Coating Systems Ltd *	7,963	241
Balchem Corp	107	14
Ball Corp	15,648	862
Berry Global Group Inc	3,314	195
Cabot Corp	238	18
Carpenter Technology Corp	1,006	45
Celanese Corp, Cl A	93	10
CF Industries Holdings Inc	1,865	135
Chemours Co/The	2,832	85
Cleveland-Cliffs Inc *	11,888	218
Coeur Mining Inc *	6,945	28
Commercial Metals Co	1,211	59
Compass Minerals International Inc	851	29
Constellium SE, Cl A *	4,520	69
Corteva Inc	2,291	138
Crown Holdings Inc	6,925	573
Dow Inc	6,392	350
DuPont de Nemours Inc	3,212	231
Eagle Materials Inc	126	19
Eastman Chemical Co	9,101	768
Ecolab Inc	2,293	380
FMC Corp	2,400	293
Freeport-McMoRan Inc	27,003	1,105
Graphic Packaging Holding Co	681	17
Greif Inc, Cl A	1,122	71
HB Fuller Co	158	11
Huntsman Corp	475	13
Ingevity Corp *	563	40
Innospec Inc	499	51
International Flavors & Fragrances Inc	2,307	212
International Paper Co	360	13
Livent Corp *	5,807	126
Louisiana-Pacific Corp	1,740	94
LyondellBasell Industries NV, Cl A	2,182	205
Martin Marietta Materials Inc	397	141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Minerals Technologies Inc	182	$11
Mosaic Co/The	3,590	165
Newmont Corp	21,956	1,076
Novagold Resources Inc *	1,266	8
Nucor Corp	1,828	282
Packaging Corp of America	101	14
PPG Industries Inc	2,274	304
Quaker Chemical Corp	55	11
Reliance Steel & Aluminum Co	412	106
Royal Gold Inc	512	66
Schnitzer Steel Industries Inc, Cl A	1,418	44
Scotts Miracle-Gro Co/The	163	11
Sealed Air Corp	293	14
Sensient Technologies Corp	161	12
Sherwin-Williams Co/The	4,705	1,058
Sonoco Products Co	185	11
Southern Copper Corp	272	21
Steel Dynamics Inc	2,648	299
Stepan Co	138	14
Summit Materials Inc, Cl A *	447	13
Sylvamo Corp	32	2
TriMas Corp	1,583	44
Trinseo PLC	1,345	28
Tronox Holdings PLC	4,385	63
United States Lime & Minerals Inc	98	15
United States Steel Corp	3,709	97
Valvoline Inc	11,216	392
Vulcan Materials Co	665	114
Warrior Met Coal Inc	969	36
Westlake Corp	137	16
Westrock Co	336	10
Worthington Industries Inc	223	14

		13,535
Real Estate — 2.9%
Acadia Realty Trust ‡	1,946	27
Agree Realty Corp ‡	736	50
Alexander & Baldwin Inc ‡	2,342	44
Alexandria Real Estate Equities Inc ‡	1,497	188
American Homes 4 Rent, Cl A ‡	375	12
American Tower Corp, Cl A ‡	5,189	1,060
Anywhere Real Estate Inc *	4,621	24
Apartment Income Corp ‡	304	11
Apartment Investment and Management Co, Cl A ‡	1,711	13
Apple Hospitality Inc ‡	718	11
AvalonBay Communities Inc ‡	3,261	548
Boston Properties Inc ‡	1,468	79
Brandywine Realty Trust ‡	14,492	69
Brixmor Property Group Inc ‡	4,703	101
Camden Property Trust ‡	125	13
CareTrust Inc ‡	2,438	48

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CBRE Group Inc, Cl A *	17,256	$1,256
Community Healthcare Trust Inc ‡	1,136	42
Corporate Office Properties Trust ‡	7,752	184
Cousins Properties Inc ‡	289	6
Crown Castle Inc ‡	4,174	559
CubeSmart ‡	377	17
DiamondRock Hospitality Co ‡	4,575	37
Digital Realty Trust Inc ‡	2,674	263
Douglas Emmett Inc ‡	448	6
EastGroup Properties Inc ‡	306	51
Elme Communities ‡	1,705	30
Empire State Realty Trust Inc, Cl A ‡	5,592	36
EPR Properties ‡	735	28
Equinix Inc ‡	1,035	746
Equity Commonwealth ‡	846	18
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	209
Essential Properties Realty Trust Inc ‡	2,028	50
Essex Property Trust Inc ‡	454	95
eXp World Holdings Inc	2,641	34
Extra Space Storage Inc ‡	811	132
Federal Realty Investment Trust ‡	114	11
First Industrial Realty Trust Inc ‡	263	14
Four Corners Property Trust Inc ‡	1,848	50
Franklin Street Properties Corp ‡	5,897	9
Gaming and Leisure Properties Inc ‡	283	15
Global Net Lease Inc ‡	2,484	32
Healthcare Realty Trust Inc, Cl A ‡	392	8
Healthpeak Properties Inc ‡	9,384	206
Highwoods Properties Inc ‡	247	6
Host Hotels & Resorts Inc ‡	17,568	290
Howard Hughes Corp/The *	795	64
Hudson Pacific Properties Inc ‡	2,475	16
Industrial Logistics Properties Trust ‡	516	2
Innovative Industrial Properties Inc, Cl A ‡	59	4
Invitation Homes Inc ‡	1,509	47
Iron Mountain Inc ‡	5,996	317
JBG SMITH Properties ‡	2,065	31
Jones Lang LaSalle Inc *	1,270	185
Kilroy Realty Corp ‡	4,516	146
Kimco Realty Corp ‡	5,716	112
Kite Realty Group Trust ‡	3,286	69
Lamar Advertising Co, Cl A ‡	1,059	106
Life Storage Inc ‡	165	22
LTC Properties Inc ‡	1,142	40
LXP Industrial Trust ‡	966	10
Macerich Co/The ‡	5,508	58
Marcus & Millichap Inc	1,380	44
Medical Properties Trust Inc ‡	2,513	21
Mid-America Apartment Communities Inc ‡	318	48
National Health Investors Inc ‡	635	33
Necessity Retail Inc/The ‡	3,743	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Newmark Group Inc, Cl A	3,753	$27
Office Properties Income Trust ‡	1,618	20
Omega Healthcare Investors Inc ‡	1,229	34
Orion Office Inc ‡	124	1
Outfront Media Inc ‡	1,951	32
Paramount Group Inc ‡	5,922	27
Park Hotels & Resorts Inc ‡	1,996	25
Pebblebrook Hotel Trust ‡	1,899	27
Physicians Realty Trust ‡	2,753	41
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	17
PotlatchDeltic Corp ‡	231	11
Prologis Inc ‡	19,306	2,409
Public Storage ‡	1,303	394
Rayonier Inc ‡	1,593	53
RE/MAX Holdings Inc, Cl A	1,292	24
Realty Income Corp ‡	4,725	299
Redfin Corp *	458	4
Regency Centers Corp ‡	19,332	1,183
Rexford Industrial Realty Inc ‡	241	14
RLJ Lodging Trust ‡	2,849	30
RMR Group Inc/The, Cl A	1,095	29
RPT Realty ‡	3,429	33
Ryman Hospitality Properties Inc ‡	577	52
Sabra Health Care Inc ‡	2,410	28
Safehold Inc ‡	969	28
SBA Communications Corp, Cl A ‡	684	179
Service Properties Trust ‡	483	5
Simon Property Group Inc ‡	3,706	415
SITE Centers Corp ‡	3,734	46
SL Green Realty Corp ‡	2,468	58
Spirit Realty Capital Inc ‡	237	9
St Joe Co/The	460	19
STAG Industrial Inc ‡	359	12
Star Holdings *	481	8
Summit Hotel Properties Inc ‡	4,173	29
Sun Communities Inc ‡	272	38
Tanger Factory Outlet Centers Inc ‡	647	13
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	4
Urban Edge Properties ‡	2,679	40
Urstadt Biddle Properties Inc, Cl A ‡	2,126	37
Ventas Inc ‡	3,279	142
VICI Properties Inc, Cl A ‡	5,265	172
Vornado Realty Trust ‡	2,903	45
Welltower Inc ‡	4,270	306
Weyerhaeuser Co ‡	17,005	512
WP Carey Inc ‡	149	12
Xenia Hotels & Resorts Inc ‡	2,347	31
Zillow Group Inc, Cl C *	1,112	49

		15,181

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 2.4%
AES Corp/The	5,282	$127
ALLETE Inc	620	40
Alliant Energy Corp	213	11
Ameren Corp	1,020	88
American Electric Power Co Inc	5,930	540
American States Water Co	580	51
American Water Works Co Inc	2,717	398
Atmos Energy Corp	461	52
Avangrid Inc	1,720	69
CenterPoint Energy Inc	434	13
Clearway Energy Inc, Cl A	1,758	53
Clearway Energy Inc, Cl C	456	14
CMS Energy Corp	20,708	1,271
Consolidated Edison Inc	6,234	596
Constellation Energy Corp	3,696	290
Dominion Energy Inc	10,171	569
DTE Energy Co	876	96
Duke Energy Corp	11,833	1,141
Edison International	3,288	232
Entergy Corp	2,276	245
Essential Utilities Inc	331	14
Evergy Inc	180	11
Exelon Corp	11,090	465
FirstEnergy Corp	1,531	61
Hawaiian Electric Industries Inc	249	10
IDACORP Inc	108	12
MGE Energy Inc	631	49
National Fuel Gas Co	1,119	65
New Jersey Resources Corp	1,111	59
NextEra Energy Inc	27,072	2,087
NiSource Inc	419	12
Northwest Natural Holding Co	699	33
NRG Energy Inc	323	11
OGE Energy Corp	261	10
Ormat Technologies Inc	644	55
PG&E Corp *	692	11
Pinnacle West Capital Corp	2,640	209
PNM Resources Inc	975	47
Portland General Electric Co	894	44
PPL Corp	2,577	72
Public Service Enterprise Group Inc	3,126	195
Sempra Energy	3,093	467
SJW Group	716	54
Southern Co/The	6,656	463
Sunnova Energy International Inc *	810	13
UGI Corp	253	9
Vistra Corp	2,088	50
WEC Energy Group Inc	2,560	243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	21,147	$1,426

		12,153
Total Common Stock
(Cost $286,393) ($ Thousands)		504,284

FOREIGN COMMON STOCK†† — 1.2%

Ireland — 0.9%
Ardmore Shipping Corp	5,335	79
Cimpress PLC *	398	17
Jazz Pharmaceuticals PLC *	616	90
Linde PLC	8,795	3,126
Medtronic PLC	19,976	1,611
Perrigo Co PLC	211	8

		4,931

United Kingdom — 0.3%
Alkermes PLC *	2,433	69
Cushman & Wakefield PLC *	2,593	28
Gates Industrial Corp PLC *	886	12
Johnson Controls International PLC	8,308	500
nVent Electric PLC	457	20
Sensata Technologies Holding PLC	4,273	214
STERIS PLC	1,716	328
Trane Technologies PLC	1,779	327

		1,498

Total Foreign Common Stock
(Cost $5,326) ($ Thousands)		6,429

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	2,146,330	2,146

Total Cash Equivalent
(Cost $2,146) ($ Thousands)		2,146

Total Investments in Securities — 99.3%
(Cost $293,865) ($ Thousands)		$512,859

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Growth Fund (Concluded)

A list of the open futures held by the Fund at March 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	3	Jun-2023	$264	$272	$8
S&P 500 Index E-MINI	10	Jun-2023	1,948	2,069	121
			$2,212	$2,341	$129

The futures contracts are considered to have equity rate risk associated with them.

Percentages are based on Net Assets of $516,265 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$17,346	$22,210	$(37,410)	$—	$—	$2,146	$137	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 44.0%
Agency Mortgage-Backed Obligations — 36.5%
FHLB DN
4.842%, 05/26/2023(A)	$590	$586
FHLMC
6.500%, 12/01/2035 to 09/01/2039	360	373
6.000%, 03/01/2035 to 12/01/2052	705	737
5.500%, 12/01/2036 to 01/01/2053	932	951
5.000%, 04/01/2024 to 07/01/2052	881	893
4.500%, 06/01/2038 to 11/01/2052	2,790	2,785
4.000%, 07/01/2037 to 07/01/2050	2,574	2,503
3.696%, ICE LIBOR USD 12 Month + 1.625%, 10/01/2046(B)	534	536
3.535%, ICE LIBOR USD 12 Month + 1.598%, 06/01/2047(B)	359	359
3.500%, 04/01/2033 to 05/01/2052	2,539	2,397
3.097%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(B)	119	115
3.007%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(B)	373	356
3.000%, 09/01/2032 to 11/01/2051	3,831	3,494
2.877%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(B)	119	115
2.500%, 08/01/2030 to 04/01/2052	8,654	7,599
2.000%, 11/01/2050 to 03/01/2052	4,164	3,455
1.500%, 10/01/2041 to 02/01/2051	663	541
FHLMC CMO, Ser 2011-3947, Cl SG, IO
1.266%, 10/15/2041(B)	74	7
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	36	1
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	79	3
FHLMC CMO, Ser 2012-4099, Cl ST, IO
1.316%, 08/15/2042(B)	45	5
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	52	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
1.566%, 09/15/2042(B)	69	6
FHLMC CMO, Ser 2014-4310, Cl SA, IO
1.266%, 02/15/2044(B)	19	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
1.316%, 05/15/2044(B)	39	4
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(B)(C)	19	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.511%, 02/25/2035(B)	2,288	271
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.511%, 05/25/2035(B)	844	107
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.959%, 09/25/2030(B)	5,711	318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.324%, 07/25/2035(B)	$235	$26
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.749%, 09/25/2027(B)	7,897	216
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(B)	6,495	230
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.060%, SOFR30A + 1.500%, 10/25/2041(B)(D)	230	219
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.410%, SOFR30A + 1.850%, 01/25/2042(B)(D)	420	397
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.860%, SOFR30A + 1.300%, 02/25/2042(B)(D)	178	176
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.760%, SOFR30A + 2.200%, 05/25/2042(B)(D)	263	265
FHLMC, Ser 2014-334, Cl S7, IO
1.416%, 08/15/2044(B)	21	2
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	129	115
FHLMC, Ser 2016-353, Cl S1, IO
1.316%, 12/15/2046(B)	67	7
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	29	26
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	274	40
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	244	38
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	82	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	86	11
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	519	67
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	283
FNMA
7.000%, 11/01/2037 to 11/01/2038	12	12
6.500%, 01/01/2038 to 02/01/2053	395	412
6.000%, 07/01/2041	99	103
5.500%, 02/01/2035 to 04/01/2053	1,533	1,554
5.000%, 11/01/2025 to 12/01/2049	2,987	3,034
4.500%, 02/01/2035 to 08/01/2058	6,173	6,149

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.393%, 01/01/2036(B)	$20	$20
4.310%, 02/01/2030	100	100
4.000%, 06/01/2025 to 06/01/2057	8,186	7,978
3.560%, 07/01/2032	100	95
3.500%, 04/01/2033 to 03/01/2057	8,986	8,489
3.450%, 03/01/2029	57	55
3.296%, ICE LIBOR USD 12 Month + 1.700%, 03/01/2036(B)	18	17
3.250%, 05/01/2029	78	74
3.024%, ICE LIBOR USD 12 Month + 1.423%, 05/01/2043(B)	125	124
3.000%, 07/01/2035 to 06/01/2052	9,697	8,882
2.930%, 06/01/2030	95	88
2.500%, 03/01/2035 to 09/01/2061	16,478	14,508
2.149%, 02/01/2032(B)	299	254
2.000%, 07/01/2031 to 04/01/2052	10,656	8,968
1.500%, 03/01/2051	321	252
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	287	291
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	117	5
FNMA CMO, Ser 2014-47, Cl AI, IO
0.000%, 08/25/2044(B)(C)	53	2
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(B)(C)	13	–
FNMA CMO, Ser 2015-56, Cl AS, IO
1.305%, 08/25/2045(B)	31	4
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
9.745%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(B)	81	84
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	9	2
FNMA TBA
6.500%, 04/15/2053	200	206
6.000%, 04/15/2053	200	204
5.500%, 04/15/2053	500	505
5.000%, 04/15/2053	1,100	1,097
4.500%, 04/15/2053	1,200	1,176
4.000%, 04/15/2053	2,000	1,913
3.500%, 04/15/2053	2,100	1,951
3.000%, 04/15/2053	2,900	2,602
2.500%, 04/15/2053	700	604
2.000%, 04/15/2053	600	496
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	82	85
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	2	–
FNMA, Ser 2013-124, Cl SB, IO
1.105%, 12/25/2043(B)	22	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-54, Cl BS, IO
1.305%, 06/25/2043(B)	$19	$2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	32	2
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	126	109
FNMA, Ser 2017-76, Cl SB, IO
1.255%, 10/25/2057(B)	122	13
FNMA, Ser 2017-85, Cl SC, IO
1.355%, 11/25/2047(B)	61	6
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	71	67
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	79	72
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	106	65
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	79	12
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	154
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	726	114
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	431	70
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	544	75
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.353%, 02/25/2028(B)	425	403
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(B)	584	566
GNMA
5.500%, 02/20/2037 to 11/20/2052	258	263
5.000%, 12/20/2038 to 02/20/2053	820	835
4.600%, 09/15/2034	936	945
4.500%, 05/20/2040 to 12/20/2050	1,660	1,668
4.000%, 01/15/2041 to 11/20/2049	1,397	1,359
3.500%, 06/20/2044 to 12/20/2052	2,319	2,190
3.000%, 09/15/2042 to 12/20/2052	3,235	2,953
2.500%, 02/20/2027 to 02/20/2053	4,955	4,377
2.000%, 12/20/2050 to 10/20/2051	1,152	979
GNMA CMO, Ser 2012-34, Cl SA, IO
1.289%, 03/20/2042(B)	18	2
GNMA CMO, Ser 2012-H18, Cl NA
5.086%, ICE LIBOR USD 1 Month + 0.520%, 08/20/2062(B)	57	56
GNMA CMO, Ser 2012-H30, Cl GA
4.916%, ICE LIBOR USD 1 Month + 0.350%, 12/20/2062(B)	229	228
GNMA CMO, Ser 2013-85, Cl IA, IO
0.523%, 03/16/2047(B)	304	3

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-95, Cl IO, IO
0.421%, 04/16/2047(B)	$744	$7
GNMA CMO, Ser 2013-H01, Cl TA
4.694%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(B)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
4.966%, ICE LIBOR USD 1 Month + 0.400%, 03/20/2063(B)	286	283
GNMA CMO, Ser 2014-105, Cl IO, IO
0.122%, 06/16/2054(B)	63	1
GNMA CMO, Ser 2014-186, Cl IO, IO
0.374%, 08/16/2054(B)	207	2
GNMA CMO, Ser 2015-H20, Cl FA
5.036%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(B)	180	178
GNMA TBA
6.000%, 04/15/2053	100	102
5.500%, 04/15/2053	900	910
5.000%, 04/15/2053	900	901
4.500%, 04/15/2053	900	886
4.000%, 04/15/2053	900	867
3.000%, 04/15/2053	200	182
2.500%, 04/15/2048	1,600	1,408
2.000%, 04/15/2053	600	510
GNMA TBA TBA
3.500%, 04/15/2053	600	562
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	118	94
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,233	1,523
GNMA, Ser 2013-107, Cl AD
2.844%, 11/16/2047(B)	38	35
GNMA, Ser 2013-H21, Cl FB
5.266%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2063(B)	168	168
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	46	8
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	46	45
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	80	11
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	78	11
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	81	11
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	164	22
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	312	32
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	388	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-H04, Cl FP
5.066%, ICE LIBOR USD 1 Month + 0.500%, 06/20/2069(B)	$122	$121
GNMA, Ser 2020-H09, Cl FL
5.716%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(B)	63	63
GNMA, Ser 2020-H13, Cl FA
5.016%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(B)	390	377
GNMA, Ser 2020-H13, Cl FM
4.966%, ICE LIBOR USD 1 Month + 0.400%, 08/20/2070(B)	209	207
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,089	153
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,422	206
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,262	173
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	196	172
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	100	80
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	979	56
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	203	133

		131,187
Non-Agency Mortgage-Backed Obligations — 7.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.599%, ICE LIBOR USD 1 Month + 0.880%, 09/15/2034(B)(D)	130	126
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
6.584%, ICE LIBOR USD 1 Month + 1.650%, 12/15/2036(B)(D)	410	381
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	524
BPR Trust, Ser TY, Cl B
5.834%, ICE LIBOR USD 1 Month + 1.150%, 09/15/2038(B)(D)	370	347
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(B)(D)	29	27
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(B)(D)	353	344

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.862%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)(D)	$832	$822
BX Commercial Mortgage Trust, Ser AHP, Cl A
5.817%, TSFR1M + 0.990%, 01/17/2039(B)(D)	630	604
BX Commercial Mortgage Trust, Ser LP2, Cl A
5.840%, TSFR1M + 1.013%, 02/15/2039(B)(D)	381	366
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.384%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(B)(D)	635	611
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(D)	534	522
BX Trust, Ser LBA6, Cl A
5.827%, TSFR1M + 1.000%, 01/15/2039(B)(D)	110	106
CAMB Commercial Mortgage Trust, Ser LIFE, Cl A
5.754%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(B)(D)	110	108
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	190	173
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	95
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	614	591
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(D)(E)	84	75
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(B)	20	17
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.110%, 10/10/2046(B)	10	7
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	18
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.210%, SOFR30A + 1.650%, 12/25/2041(B)(D)	440	416
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(D)(E)	162	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(D)	$470	$405
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	286	256
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(D)	166	136
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(D)	133	104
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(B)(D)	107	89
CSMC Trust, Ser 2021-RPL3, Cl M3
3.801%, 01/25/2060(B)(D)	120	83
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	136	120
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(B)(D)	374	321
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(D)	299	266
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(D)	295	237
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(D)	98	82
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	4	4
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
6.484%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(B)(D)	562	467
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
7.684%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(B)(D)	390	273
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	511	494
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	951	906
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	520	506
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	142	136
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.929%, 10/25/2050(B)(D)	271	232

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
5.501%, ICE LIBOR USD 1 Month + 0.740%, 06/20/2035(B)	$140	$123
ILPT Commercial Mortgage Trust, Ser LPF2, Cl A
7.072%, TSFR1M + 2.245%, 10/15/2039(B)(D)	230	229
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045(B)	210	203
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.884%, 01/15/2047(B)	30	29
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.548%, 09/15/2047(B)	80	70
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	558
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
8.434%, ICE LIBOR USD 1 Month + 3.750%, 05/15/2028(B)(D)	115	106
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
5.958%, SOFR30A + 1.400%, 03/15/2039(B)(D)	300	290
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NYAH, Cl D
6.224%, ICE LIBOR USD 1 Month + 1.540%, 06/15/2038(B)(D)	520	478
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
5.853%, 05/25/2045(B)(D)	19	19
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(B)(D)	89	79
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	63	56
MAD Mortgage Trust, Ser 2017-330M, Cl A
2.976%, 08/15/2034(B)(D)	220	209
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(B)(D)	262	217
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(D)	177	169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	430	429

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	$473	$454
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	487
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	536	511
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/2048	732	699
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
6.334%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(B)(D)	281	272
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	410	376
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
6.224%, TSFR1M + 1.397%, 03/15/2039(B)(D)	410	404
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(D)	410	365
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(B)(D)	240	196
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(B)(D)	159	148
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(B)(D)	199	179
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(B)(D)	199	179
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	96	87
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(D)	102	84
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	66	54
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(D)(E)	342	336
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(B)(D)	208	161

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	$252	$199
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(B)(D)	148	112
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(D)	349	298
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(D)	230	186
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(B)(D)	200	159
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(D)	139	116
Provident Funding Mortgage Trust, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051(B)(D)	545	441
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(B)(D)	47	46
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(B)(D)	47	46
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(B)(D)	52	50
Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Cl MA
3.000%, 08/25/2056	195	184
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	511	490
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	426	407
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	588	561
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	764	717
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	280	254
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	913	853
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(B)(D)	108	88
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(B)(D)	382	343

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(D)	$100	$88
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(D)	510	406
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.745%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(B)(D)	100	95
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
0.601%, 05/10/2063(B)(D)	43	–
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	83	80
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	581
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.047%, 05/15/2045(B)(D)	277	–
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.389%, 10/15/2057(B)	270	255
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.550%, 10/15/2057(B)	910	5

		26,869
Total Mortgage-Backed Securities
(Cost $170,078) ($ Thousands)		158,056

CORPORATE OBLIGATIONS — 28.6%
Communication Services — 2.4%
Alphabet
2.050%, 08/15/2050	30	19
1.900%, 08/15/2040	40	28
1.100%, 08/15/2030	40	33
0.450%, 08/15/2025	20	18
AT&T
4.250%, 03/01/2027	150	149
2.550%, 12/01/2033	492	396
2.300%, 06/01/2027	120	110
1.650%, 02/01/2028	400	351
Charter Communications Operating
5.050%, 03/30/2029	220	212
4.908%, 07/23/2025	490	485
4.800%, 03/01/2050	40	30
4.400%, 04/01/2033	110	98
3.750%, 02/15/2028	200	186

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comcast
4.250%, 10/15/2030	$40	$39
4.150%, 10/15/2028	250	247
3.950%, 10/15/2025	210	208
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	31
3.400%, 04/01/2030	140	131
3.300%, 04/01/2027	30	29
3.250%, 11/01/2039	30	25
3.150%, 03/01/2026	30	29
2.937%, 11/01/2056	27	18
2.800%, 01/15/2051	30	20
Fox
4.709%, 01/25/2029	30	30
Prosus MTN
3.061%, 07/13/2031 (D)	410	323
TCI Communications
7.875%, 02/15/2026	240	262
T-Mobile USA
3.875%, 04/15/2030	390	366
3.750%, 04/15/2027	20	19
3.500%, 04/15/2025	369	359
2.550%, 02/15/2031	190	161
2.050%, 02/15/2028	20	18
Verizon Communications
4.862%, 08/21/2046	40	38
4.500%, 08/10/2033	30	29
4.329%, 09/21/2028	435	430
4.125%, 08/15/2046	40	34
4.000%, 03/22/2050	40	33
3.875%, 02/08/2029	30	29
3.850%, 11/01/2042	10	8
3.000%, 03/22/2027	120	114
2.650%, 11/20/2040	300	214
2.550%, 03/21/2031	1,264	1,077
2.355%, 03/15/2032	983	807
2.100%, 03/22/2028	90	80
Walt Disney
3.350%, 03/24/2025	223	219
Warnermedia Holdings
6.412%, 03/15/2026	80	80
4.279%, 03/15/2032 (D)	400	357
4.054%, 03/15/2029 (D)	447	416
3.755%, 03/15/2027 (D)	190	179

		8,591

Consumer Discretionary — 1.5%
Amazon.com
4.250%, 08/22/2057	10	9
3.450%, 04/13/2029	160	154
3.300%, 04/13/2027	140	135
3.150%, 08/22/2027	470	453

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.200%, 06/03/2027	$20	$18
Aptiv
3.250%, 03/01/2032	639	556
Ferguson Finance
4.500%, 10/24/2028 (D)	459	440
3.250%, 06/02/2030 (D)	851	739
General Motors
5.600%, 10/15/2032	210	205
General Motors Financial
3.700%, 05/09/2023	190	190
Home Depot
3.900%, 12/06/2028	10	10
3.900%, 06/15/2047	10	9
3.350%, 04/15/2050	50	39
3.300%, 04/15/2040	40	33
2.875%, 04/15/2027	170	162
2.500%, 04/15/2027	450	422
Honda Motor
2.534%, 03/10/2027	632	592
Lowe's
4.500%, 04/15/2030	30	30
1.700%, 09/15/2028	80	69
McDonald's MTN
4.200%, 04/01/2050	70	62
3.800%, 04/01/2028	280	275
3.700%, 01/30/2026	10	10
3.625%, 09/01/2049	10	8
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	10
3.350%, 04/01/2023	280	280
3.300%, 07/01/2025	50	49
1.450%, 09/01/2025	10	9
NIKE
3.375%, 03/27/2050	30	25
2.750%, 03/27/2027	40	38
2.400%, 03/27/2025	40	38
Target
2.250%, 04/15/2025	80	77
Toyota Motor
1.339%, 03/25/2026	210	192

		5,357

Consumer Staples — 0.5%
Cargill
1.375%, 07/23/2023 (D)	70	69
Coca-Cola
3.375%, 03/25/2027	30	29
2.600%, 06/01/2050	10	7
1.450%, 06/01/2027	80	73
Costco Wholesale
1.600%, 04/20/2030	90	76
1.375%, 06/20/2027	120	108

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hershey
0.900%, 06/01/2025	$20	$19
Kimberly-Clark
3.100%, 03/26/2030	20	19
Kroger
7.700%, 06/01/2029	565	653
Mars
3.200%, 04/01/2030 (D)	30	27
2.700%, 04/01/2025 (D)	60	58
Mondelez International
1.500%, 05/04/2025	180	168
PepsiCo
3.900%, 07/18/2032	90	88
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	10
1.625%, 05/01/2030	70	59
0.750%, 05/01/2023	80	80
Procter & Gamble
3.000%, 03/25/2030	40	37
2.800%, 03/25/2027	10	10
Walmart
1.800%, 09/22/2031	160	135

		1,734

Energy — 2.5%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	133
BP Capital Markets America
3.633%, 04/06/2030	50	47
3.410%, 02/11/2026	90	88
3.119%, 05/04/2026	170	164
Cameron LNG
2.902%, 07/15/2031 (D)	60	53
Continental Resources
5.750%, 01/15/2031 (D)	10	10
4.375%, 01/15/2028	120	113
3.800%, 06/01/2024	190	186
Coterra Energy
4.375%, 03/15/2029	300	285
3.900%, 05/15/2027	160	153
Devon Energy
5.850%, 12/15/2025	210	213
5.250%, 10/15/2027	64	64
5.000%, 06/15/2045	70	62
4.500%, 01/15/2030	32	31
Diamondback Energy
3.500%, 12/01/2029	50	46
3.250%, 12/01/2026	30	28
3.125%, 03/24/2031	40	35
Ecopetrol
5.375%, 06/26/2026	140	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer
4.950%, 06/15/2028	$10	$10
4.500%, 11/01/2023	60	60
3.750%, 05/15/2030	220	203
2.900%, 05/15/2025	140	133
Enterprise Products Operating
4.800%, 02/01/2049	30	28
4.200%, 01/31/2050	10	8
4.150%, 10/16/2028	140	136
3.950%, 02/15/2027	150	146
3.950%, 01/31/2060	10	8
3.700%, 01/31/2051	80	62
3.125%, 07/31/2029	210	192
2.800%, 01/31/2030	230	204
EOG Resources
4.375%, 04/15/2030	190	189
4.150%, 01/15/2026	160	159
EQT
6.125%, 02/01/2025	100	101
3.900%, 10/01/2027	140	131
KazMunayGas National JSC
5.375%, 04/24/2030 (D)	400	357
Kinder Morgan
5.550%, 06/01/2045	20	19
4.300%, 06/01/2025	60	59
Lukoil Capital DAC
3.600%, 10/26/2031 (D)	230	171
Occidental Petroleum
5.550%, 03/15/2026	170	171
3.400%, 04/15/2026	80	75
3.200%, 08/15/2026	130	120
3.000%, 02/15/2027	130	119
0.000%, 10/10/2036 (F)	1,641	837
Oncor Electric Delivery
4.150%, 06/01/2032	300	289
Petrobras Global Finance BV
6.850%, 06/05/2115	150	132
Petroleos del Peru
4.750%, 06/19/2032 (D)	400	297
Pioneer Natural Resources
2.150%, 01/15/2031	70	58
1.900%, 08/15/2030	220	179
1.125%, 01/15/2026	50	45
Reliance Industries
3.625%, 01/12/2052 (D)	250	176
Schlumberger Holdings
3.900%, 05/17/2028 (D)	456	438
Shell International Finance BV
3.250%, 05/11/2025	150	147
3.250%, 04/06/2050	110	84
2.875%, 05/10/2026	90	86
2.750%, 04/06/2030	40	36

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	$290	$288
Targa Resources
5.200%, 07/01/2027	170	169
Tennessee Gas Pipeline
2.900%, 03/01/2030 (D)	160	139
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	90
Western Midstream Operating
4.300%, 02/01/2030	20	18
3.350%, 02/01/2025	30	29
Williams
5.100%, 09/15/2045	70	64
4.900%, 01/15/2045	90	80
3.750%, 06/15/2027	390	374
3.500%, 11/15/2030	20	18

		8,779

Financials — 12.5%
American Express
4.050%, 05/03/2029	200	195
3.375%, 05/03/2024	140	137
American International Group
2.500%, 06/30/2025	26	25
Aviation Capital Group
4.125%, 08/01/2025 (D)	160	152
1.950%, 01/30/2026 (D)	567	504
Banco Santander
5.926%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (B)	200	200
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	200	188
2.746%, 05/28/2025	200	188
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/2028 (B)	584	611
3.841%, U.S. SOFR + 1.110%, 04/25/2025 (B)	100	98
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (B)	234	217
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	380	322
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	240	196
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	2,006	1,799
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	100	97
4.250%, 10/22/2026	10	10
4.200%, 08/26/2024	210	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 01/22/2024	$370	$367
4.100%, 07/24/2023	280	279
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	40	33
4.000%, 04/01/2024	440	435
4.000%, 01/22/2025	80	78
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (B)	80	75
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (B)	210	197
3.500%, 04/19/2026	130	125
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	200	168
Bank of Montreal MTN
1.850%, 05/01/2025	130	122
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (B)	320	307
3.300%, 08/23/2029	790	721
1.600%, 04/24/2025	40	37
Bank of Nova Scotia
1.300%, 06/11/2025	70	65
Blackstone Holdings Finance
1.600%, 03/30/2031 (D)	590	444
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (B)(D)	200	195
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (B)(D)	270	271
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)(D)	270	267
4.400%, 08/14/2028 (D)	200	189
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(D)	200	166
1.675%, U.S. SOFR + 0.912%, 06/30/2027 (B)(D)	290	255
BPCE
1.625%, 01/14/2025 (D)	1,085	1,015
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	30	29
3.300%, 10/30/2024	480	458
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (D)	716	655
Charles Schwab
3.850%, 05/21/2025	110	106
Citigroup
8.125%, 07/15/2039	12	15
5.500%, 09/13/2025	450	449
5.300%, 05/06/2044	31	29

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (B)	$140	$138
4.650%, 07/30/2045	28	25
4.450%, 09/29/2027	120	116
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	100	95
4.400%, 06/10/2025	160	156
4.300%, 11/20/2026	40	39
4.125%, 07/25/2028	40	38
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (B)	240	229
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (B)	250	224
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (B)	340	322
3.500%, 05/15/2023	100	100
3.400%, 05/01/2026	354	338
3.200%, 10/21/2026	287	271
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (B)	150	143
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (B)	200	169
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (B)	110	90
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (B)	80	80
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	484
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (B)(D)	580	544
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (B)(D)	250	229
Credit Suisse Group
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(D)	250	222
Credit Suisse NY
7.950%, 01/09/2025	250	254
5.000%, 07/09/2027	530	510
4.750%, 08/09/2024	250	242
2.950%, 04/09/2025	250	232
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (B)(D)	240	226
3.773%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 03/28/2025 (B)(D)	310	303
1.226%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 06/22/2024 (B)(D)	200	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (D)	$673	$622
GA Global Funding Trust
3.850%, 04/11/2025 (D)	1,114	1,079
Goldman Sachs Group
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (B)	400	391
4.250%, 10/21/2025	190	184
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (B)	650	623
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (B)	400	379
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (B)	30	28
3.500%, 04/01/2025	80	78
3.500%, 11/16/2026	90	86
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	110	91
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	414
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	30	28
HSBC Holdings PLC
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (B)	200	190
Intercontinental Exchange
4.600%, 03/15/2033	70	69
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	200	192
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	998	971
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (B)	200	194
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (B)	773	747
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (B)	230	228
4.005%, ICE LIBOR USD 3 Month + 1.120%, 04/23/2029 (B)	100	96
3.875%, 09/10/2024	290	285
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (B)	1,180	1,157
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (B)	110	91
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)	190	162
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (B)	130	122
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (B)	210	209

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance VI
3.750%, 07/01/2029 (D)	$1,149	$1,074
Lincoln National
3.400%, 01/15/2031	451	369
Macquarie Bank
2.300%, 01/22/2025 (D)	1,188	1,134
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (D)	220	218
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (B)	200	194
3.407%, 03/07/2024	510	500
Moody's
2.000%, 08/19/2031	1,000	816
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (B)	150	142
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (B)	475	435
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (B)	200	172
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	400	375
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (B)	290	289
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (B)	200	196
New York Life Global Funding
0.950%, 06/24/2025 (D)	60	55
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (D)	944	917
Principal Life Global Funding II
1.250%, 06/23/2025 (D)	20	18
Royal Bank of Canada MTN
6.000%, 11/01/2027	1,209	1,261
1.600%, 04/17/2023	120	120
1.150%, 06/10/2025	70	64
State Street
4.164%, U.S. SOFR + 1.726%, 08/04/2033 (B)	1,095	1,030
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (B)	50	45
Swedbank
1.538%, 11/16/2026 (D)	400	352
1.300%, 06/02/2023 (D)	200	198
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	1,951	1,932
4.456%, 06/08/2032	210	204
3.200%, 03/10/2032	807	706
1.150%, 06/12/2025	80	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.750%, 06/12/2023	$130	$129
UBS Group
4.253%, 03/23/2028 (D)	250	232
4.125%, 04/15/2026 (D)	634	602
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (B)(D)	575	461
US Bancorp
3.375%, 02/05/2024	540	530
1.450%, 05/12/2025	160	147
USAA Capital
2.125%, 05/01/2030 (D)	150	125
Wells Fargo
3.000%, 10/23/2026	190	178
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)	130	122
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	380	357
4.900%, 11/17/2045	30	27
4.540%, U.S. SOFR + 1.560%, 08/15/2026 (B)	300	294
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (B)	220	211
4.300%, 07/22/2027	200	194
3.750%, 01/24/2024	540	533
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	40	35
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	100	87
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	290	261
1.654%, U.S. SOFR + 1.600%, 06/02/2024 (B)	160	159

		45,003

Health Care — 2.1%
Abbott Laboratories
3.400%, 11/30/2023	175	173
AbbVie
4.250%, 11/21/2049	30	27
3.800%, 03/15/2025	40	39
3.750%, 11/14/2023	20	20
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	139
2.950%, 11/21/2026	20	19
2.600%, 11/21/2024	140	135
Aetna
2.800%, 06/15/2023	20	20
Becton Dickinson
4.685%, 12/15/2044	36	33
3.734%, 12/15/2024	7	7

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.363%, 06/06/2024	$186	$183
Bristol-Myers Squibb
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	77
2.900%, 07/26/2024	154	151
Cigna
4.375%, 10/15/2028	420	414
4.125%, 11/15/2025	200	196
3.750%, 07/15/2023	16	16
3.500%, 06/15/2024	160	157
1.250%, 03/15/2026	725	657
CommonSpirit Health
6.073%, 11/01/2027	890	913
CVS Health
5.050%, 03/25/2048	60	56
4.300%, 03/25/2028	164	161
3.875%, 07/20/2025	95	93
3.625%, 04/01/2027	180	173
2.125%, 09/15/2031	150	123
1.875%, 02/28/2031	20	16
1.750%, 08/21/2030	200	163
CVS Pass-Through Trust
7.507%, 01/10/2032 (D)	932	1,004
5.773%, 01/10/2033 (D)	335	339
Elevance Health
4.100%, 05/15/2032	80	76
Gilead Sciences
2.500%, 09/01/2023	50	49
Humana
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	151
2.150%, 02/03/2032	30	24
Johnson & Johnson
0.950%, 09/01/2027	100	89
0.550%, 09/01/2025	50	46
Kenvue
5.350%, 03/22/2026 (D)	150	154
5.050%, 03/22/2028 (D)	200	207
Merck
1.900%, 12/10/2028	430	381
1.450%, 06/24/2030	50	42
0.750%, 02/24/2026	80	73
Pfizer
2.625%, 04/01/2030	100	90
1.700%, 05/28/2030	50	42
0.800%, 05/28/2025	110	102
UnitedHealth Group
4.450%, 12/15/2048	10	9
4.250%, 06/15/2048	10	9
4.000%, 05/15/2029	200	196
3.875%, 12/15/2028	30	29
3.750%, 07/15/2025	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 06/15/2023	$20	$20
2.300%, 05/15/2031	20	17
2.000%, 05/15/2030	30	26
1.250%, 01/15/2026	20	18

		7,419

Industrials — 1.9%
3M
3.700%, 04/15/2050	150	123
2.375%, 08/26/2029	30	26
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,070
2.450%, 10/29/2026	190	171
Air Lease
5.300%, 02/01/2028	90	89
3.375%, 07/01/2025	100	95
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	9
Canadian Pacific Railway
2.450%, 12/02/2031	330	286
Carlisle
2.200%, 03/01/2032	634	493
Carrier Global
2.700%, 02/15/2031	10	9
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	501	484
Deere
3.750%, 04/15/2050	30	27
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	443	409
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	608
John Deere Capital MTN
3.350%, 04/18/2029	934	884
Penske Truck Leasing Lp
5.550%, 05/01/2028 (D)	916	914
Republic Services
3.200%, 03/15/2025	180	175
Ryder System MTN
3.350%, 09/01/2025	806	769
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (D)	200	199
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	16

		6,885

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 1.1%
Adobe
2.300%, 02/01/2030	$210	$186
Apple
3.350%, 02/09/2027	210	205
2.900%, 09/12/2027	110	105
2.450%, 08/04/2026	70	67
1.125%, 05/11/2025	130	122
Broadcom
4.926%, 05/15/2037 (D)	33	30
4.150%, 11/15/2030	26	24
3.137%, 11/15/2035 (D)	420	323
Intel
5.125%, 02/10/2030	70	71
4.750%, 03/25/2050	10	9
3.700%, 07/29/2025	30	30
1.600%, 08/12/2028	50	44
Mastercard
3.850%, 03/26/2050	10	9
3.375%, 04/01/2024	60	59
Micron Technology
2.703%, 04/15/2032	260	208
Microsoft
3.300%, 02/06/2027	210	206
NVIDIA
3.700%, 04/01/2060	90	72
3.500%, 04/01/2040	130	112
2.850%, 04/01/2030	90	82
NXP BV
5.000%, 01/15/2033	404	396
2.700%, 05/01/2025	40	38
Oracle
4.650%, 05/06/2030	70	68
2.875%, 03/25/2031	30	26
1.650%, 03/25/2026	130	119
PayPal Holdings
4.400%, 06/01/2032	80	78
1.650%, 06/01/2025	60	57
Salesforce
3.700%, 04/11/2028	150	147
3.250%, 04/11/2023	70	70
1.500%, 07/15/2028	510	450
Texas Instruments
1.750%, 05/04/2030	40	34
TSMC Arizona
2.500%, 10/25/2031	250	215
1.750%, 10/25/2026	230	208
Visa
4.300%, 12/14/2045	10	10
3.150%, 12/14/2025	110	107
1.900%, 04/15/2027	60	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Workday
3.700%, 04/01/2029	$60	$56

		4,098

Materials — 0.9%
Anglo American Capital
3.625%, 09/11/2024 (D)	200	195
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	200	194
2.625%, 04/28/2028 (D)	230	202
Glencore Funding
4.125%, 05/30/2023 (D)	890	887
4.125%, 03/12/2024 (D)	60	59
1.625%, 04/27/2026 (D)	90	82
Nacional del Cobre de Chile
3.150%, 01/15/2051	420	297
OCP
4.500%, 10/22/2025 (D)	400	387
Orbia Advance
2.875%, 05/11/2031 (D)	200	161
Suzano Austria GmbH
3.125%, 01/15/2032	510	417
Vale Overseas
6.875%, 11/21/2036	148	155
6.250%, 08/10/2026	240	246

		3,282

Real Estate — 0.9%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	769
American Tower Trust #1
5.490%, 03/15/2028 (D)	554	559
Digital Realty Trust
3.600%, 07/01/2029	815	732
Healthpeak Properties
2.125%, 12/01/2028	769	667
Spirit Realty
2.100%, 03/15/2028	583	490

		3,217

Utilities — 2.3%
American Transmission Systems
2.650%, 01/15/2032 (D)	60	50
American Water Capital
4.450%, 06/01/2032	1,311	1,291
Commonwealth Edison
3.700%, 08/15/2028	468	449
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	919
Duke Energy Florida
3.200%, 01/15/2027	440	420

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.625%, 06/15/2035	$343	$358
FirstEnergy
1.600%, 01/15/2026	30	27
Florida Power & Light
2.450%, 02/03/2032	544	464
MidAmerican Energy
3.650%, 04/15/2029	140	134
Northern States Power
7.125%, 07/01/2025	1,190	1,251
NSTAR Electric
1.950%, 08/15/2031	1,000	813
Pacific Gas and Electric
2.100%, 08/01/2027	130	113
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (D)	370	369
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	791	770
3.594%, 06/01/2030	766	732

		8,160

Total Corporate Obligations
(Cost $111,061) ($ Thousands)		102,525

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bills
5.042%, 06/01/2023 (A)	520	516
4.736%, 05/18/2023 (A)	1,860	1,849
4.689%, 05/02/2023 (A)	690	688
4.625%, 05/25/2023 (A)	1,070	1,063
4.606%, 04/04/2023 (A)	680	680
4.506%, 04/18/2023 (A)	410	409
U.S. Treasury Bonds
4.000%, 11/15/2042	380	390
4.000%, 11/15/2052	400	425
3.625%, 08/15/2043	40	39
3.375%, 11/15/2048	190	178
3.125%, 08/15/2044	50	45
3.000%, 08/15/2052	1,440	1,265
2.875%, 08/15/2045	60	51
2.875%, 05/15/2049	170	145
2.875%, 05/15/2052	1,310	1,121
2.375%, 02/15/2042	618	497
2.375%, 05/15/2051	1,920	1,474
2.250%, 08/15/2049	280	211
2.250%, 02/15/2052	1,186	884
2.000%, 11/15/2041	830	626
2.000%, 02/15/2050	200	142
2.000%, 08/15/2051	900	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.875%, 02/15/2041	$600	$449
1.875%, 02/15/2051	2,120	1,448
1.875%, 11/15/2051	780	531
1.750%, 08/15/2041	640	463
1.625%, 11/15/2050	1,260	808
1.375%, 11/15/2040	880	606
1.375%, 08/15/2050	2,390	1,435
1.250%, 05/15/2050	1,020	593
1.125%, 08/15/2040	430	284
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	2,079	2,073
0.125%, 01/15/2030	1,038	968
U.S. Treasury Notes
4.625%, 03/15/2026	10	10
4.125%, 01/31/2025	286	286
4.000%, 10/31/2029	620	635
3.500%, 01/31/2028	6,015	5,984
3.500%, 02/15/2033	90	90
3.125%, 08/31/2027	8,802	8,609
2.750%, 08/15/2032	7,795	7,336
2.625%, 07/31/2029	550	520
1.500%, 01/31/2027	5,747	5,291
1.250%, 11/30/2026	2,260	2,067
0.750%, 05/31/2026	12,120	11,025
0.625%, 11/30/2027	1,400	1,220
0.375%, 11/30/2025	290	265
0.250%, 05/31/2025	2,540	2,344
0.250%, 09/30/2025	10	9

Total U.S. Treasury Obligations
(Cost $75,152) ($ Thousands)		68,680

ASSET-BACKED SECURITIES — 9.5%
Automotive — 0.4%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	440	404
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	430	381
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (D)	160	141
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	300	259
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (D)	240	224

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (D)	$210	$195
		1,604

Home — 0.1%

Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
5.806%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (B)	24	24
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (D)	75	64
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
5.145%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2037 (B)(D)	148	122
		210

Other Asset-Backed Securities — 9.0%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,517
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (D)	960	906
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	297	290
CF Hippolyta Issuer, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (D)	206	187
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
4.824%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (B)	142	128
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (D)	1,036	879
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (D)	789	695
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (D)	437	388
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (D)	577	443
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	393	317
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	995	943
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
5.775%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (B)	145	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance, Ser 2022-B, Cl A3
5.610%, 07/10/2028 (D)	$339	$345
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
5.700%, ICE LIBOR USD 1 Month + 0.855%, 07/25/2034 (B)	321	293
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.195%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (B)(D)	292	289
Navient Student Loan Trust, Ser 2016-6A, Cl A3
6.145%, ICE LIBOR USD 1 Month + 1.300%, 03/25/2066 (B)(D)	548	545
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (D)	938	833
Palmer Square CLO, Ser 2021-2A, Cl A1A3
5.792%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (B)(D)	693	684
Palmer Square CLO, Ser 2022-2A, Cl A1
6.209%, TSFR3M + 1.570%, 07/20/2034 (B)(D)	400	394
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.928%, TSFR3M + 1.270%, 10/15/2030 (B)(D)	809	800
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (D)	595	532
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (D)	980	907
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (D)	511	471
RAAC Series Trust, Ser 2005-SP3, Cl M2
6.045%, ICE LIBOR USD 1 Month + 1.200%, 12/25/2035 (B)	3	3
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (D)	339	324
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (D)	1,027	902
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/01/2033	910	917
SLC Student Loan Trust, Ser 2010-1, Cl A
5.833%, ICE LIBOR USD 3 Month + 0.875%, 11/25/2042 (B)	104	103

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.156%, ICE LIBOR USD 3 Month + 0.290%, 06/15/2039 (B)	$160	$149
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.434%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (B)(D)	311	337
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.066%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)(D)	85	84
SLM Student Loan Trust, Ser 2005-8, Cl A5
4.988%, ICE LIBOR USD 3 Month + 0.170%, 01/25/2040 (B)	494	467
SLM Student Loan Trust, Ser 2021-10A, Cl A4
5.536%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)(D)	80	78
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	165	153
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	303	265
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	170	152
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (D)	333	327
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (D)	365	356
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (D)	315	289
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
6.045%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (B)	148	142
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (D)	586	489
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (D)	270	253
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (D)	850	765
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	268	234
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (D)	486	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	$112	$107
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	104	101
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	84	78
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	368	351
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	496	467
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	382	356
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	242	228
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	300	284
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	382	355
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	798	759
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	43	38
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,466	1,200
United States Small Business Administration, Ser 2022-25A, Cl 1
2.040%, 01/01/2047	1,029	879
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	698	655
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	981	947
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	980	953
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	953	923

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	$464	$442
United States Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	549	571
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (D)	1,000	846
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (D)	309	290
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (D)	607	509
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (D)	260	210
Wind River CLO, Ser 2021-3A, Cl A
5.958%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (B)(D)	614	595
		32,279

Total Asset-Backed Securities
(Cost $36,971) ($ Thousands)		34,093

MUNICIPAL BONDS — 1.4%
California — 0.4%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	542
Regents of the University of California Medical Center Pooled Revenue, RB
4.132%, 05/15/2032	600	576
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	486

		1,604

Illinois — 0.3%
Sales Tax Securitization, RB
4.847%, 01/01/2031	930	933

Michigan — 0.2%
Michigan State, Finance Authority, RB
2.988%, 09/01/2049 (B)	755	734

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	125

New York — 0.3%
New York State Dormitory Authority, Ser B, RB
3.329%, 03/15/2031	415	378

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State Urban Development, RB
3.350%, 03/15/2026 (G)	$380	$371
3.350%, 03/15/2026	285	276

		1,025

Wisconsin — 0.2%
State of Wisconsin, Ser A, RB, AGM
5.700%, 05/01/2026	685	701

Total Municipal Bonds
(Cost $5,306) ($ Thousands)		5,122

SOVEREIGN DEBT — 1.2%

Colombia Government International Bond
5.625%, 02/26/2044	280	211
5.200%, 05/15/2049	310	216
3.125%, 04/15/2031	220	168
Indonesia Government International Bond MTN
5.125%, 01/15/2045(D)	200	196
Korea Housing Finance
4.625%, 02/24/2033(D)	360	361
Mexico Government International Bond
3.500%, 02/12/2034	1,040	882
Panama Government International Bond
6.700%, 01/26/2036	190	201
4.300%, 04/29/2053	300	219
Peruvian Government International Bond
3.550%, 03/10/2051	90	66
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,061
Uruguay Government International Bond
5.750%, 10/28/2034	440	481
4.375%, 01/23/2031	120	119

Total Sovereign Debt
(Cost $4,738) ($ Thousands)		4,181

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	5,011,372	5,011

Total Cash Equivalent
(Cost $5,011) ($ Thousands)		5,011

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $94) ($ Thousands)		$59

Total Investments in Securities — 105.2%
(Cost $408,411) ($ Thousands)		$377,727

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $85) ($ Thousands)		$(51)

A list of the open exchange-traded options contracts held by the Fund at March 31, 2023 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1 Year MidCurve Future	72	$17,280	$96.00	12/16/2023	$43
December 2023, SOFR 1 Year MidCurve Future	31	7,430	95.88	12/16/2023	16

		24,710			59

Total Purchased Options		$24,710			$59
WRITTEN OPTIONS — 0.0%
Put Options
December 2023, SOFR 1 Year MidCurve Future	(62)	$(14,764)	95.25	12/16/2023	$(13)
December 2023, SOFR 1 Year MidCurve Future	(144)	(34,335)	95.38	12/16/2023	(38)

		(49,099)			(51)

Total Written Options		$(49,099)			$(51)

A list of the open futures contracts held by the Fund at March 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Note	221	Jun-2023	$23,750	$24,201	$451
U.S. 10-Year Treasury Note	47	Jun-2023	5,448	5,401	(47)
Ultra 10-Year U.S. Treasury Note	90	Jun-2023	10,541	10,902	361
			39,739	40,504	765
Short Contracts
Three-Month SOFR	(9)	Mar-2024	$(2,159)	$(2,153)	$6
Three-Month SOFR	(103)	Mar-2025	(24,787)	(24,945)	(158)
U.S. 2-Year Treasury Note	(49)	Jun-2023	(10,046)	(10,116)	(70)
U.S. Long Treasury Bond	(192)	Jun-2023	(24,183)	(25,182)	(999)
U.S. Ultra Long Treasury Bond	(34)	Jun-2023	(4,669)	(4,798)	(129)
			(65,844)	(67,194)	(1,350)
			$(26,105)	$(26,690)	$(585)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $358,999 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $61,886 ($ Thousands), representing 17.2% of the Net Assets of the Fund.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.
(G)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,168	$126,504	$(123,661)	$—	$—	$5,011	$135	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%
Equity Fund — 60.8%
New Covenant Growth Fund †	3,848,408	$201,003

Total Equity Fund
(Cost $104,590) ($ Thousands)		201,003
Fixed Income Fund — 38.5%
New Covenant Income Fund †	6,095,356	127,271

Total Fixed Income Fund
(Cost $137,795) ($ Thousands)		127,271

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	1,926,398	$1,926

Total Cash Equivalent
(Cost $1,926) ($ Thousands)		1,926

Total Investments in Securities — 99.9%
(Cost $244,311) ($ Thousands)		$330,200

Percentages are based on Net Assets of $330,429 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
New Covenant Income Fund	$125,653	$17,882	$(13,553)	$(2,637)	$(74)	$127,271	$2,322	$—
New Covenant Growth Fund	197,912	8,933	(23,747)	1,674	16,231	201,003	1,341	2,093
SEI Daily Income Trust, Government Fund, Institutional Class	2,729	18,388	(19,191)	—	—	1,926	62	—
Totals	$326,294	$45,203	$(56,491)	$(963)	$16,157	$330,200	$3,725	$2,093

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Fixed Income Fund — 63.5%
New Covenant Income Fund †	2,529,302	$52,812

Total Fixed Income Fund
(Cost $57,954) ($ Thousands)		52,812
Equity Fund — 35.5%
New Covenant Growth Fund †	564,973	29,508

Total Equity Fund
(Cost $13,911) ($ Thousands)		29,508

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	720,548	$721

Total Cash Equivalent
(Cost $721) ($ Thousands)		721

Total Investments in Securities — 99.9%
(Cost $72,586) ($ Thousands)		$83,041

Percentages are based on Net Assets of $83,144 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
New Covenant Income Fund	$59,566	$3,085	$(8,504)	$(1,450)	$115	$52,812	$1,023	$—
New Covenant Growth Fund	33,346	1,235	(7,855)	(705)	3,487	29,508	216	316
SEI Daily Income Trust, Government Fund, Institutional Class	597	10,388	(10,264)	—	—	721	15	—
Totals	$93,509	$14,708	$(26,623)	$(2,155)	$3,602	$83,041	$1,254	$316

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

New Covenant Funds